UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:                           811-1485

Exact name of registrant as specified in charter:             Delaware Group Equity Funds III

Address of principal executive offices:                       2005 Market Street
                                                              Philadelphia, PA 19103

Name and address of agent for service:                        Richelle S. Maestro, Esq.
                                                              2005 Market Street
                                                              Philadelphia, PA 19103

Registrant's telephone number, including area code:           (800) 523-1918

Date of fiscal year end:                                      June 30

Date of reporting period:                                     June 30, 2005

Item 1.  Reports to Stockholders

                                             Delaware
                                             Investments(R)
                                             -----------------------------------
                                             A member of Lincoln Financial Group
GROWTH-EQUITY

ANNUAL REPORT JUNE 3O, 2005
--------------------------------------------------------------------------------
              DELAWARE AMERICAN SERVICES FUND











[LOGO] POWERED BY RESEARCH(R)

TABLE
  OF CONTENTS

-----------------------------------------------------------------
PORTFOLIO MANAGEMENT REVIEW                                     1
-----------------------------------------------------------------
PERFORMANCE SUMMARY                                             2
-----------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     4
-----------------------------------------------------------------
SECTOR ALLOCATION                                               5
-----------------------------------------------------------------
FINANCIAL STATEMENTS:
-----------------------------------------------------------------
  Statement of Net Assets                                       6

  Statement of Operations                                       8

  Statements of Changes in Net Assets                           9

  Financial Highlights                                         10

  Notes to Financial Statements                                14
-----------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM                                      17
-----------------------------------------------------------------
OTHER FUND INFORMATION                                         18
-----------------------------------------------------------------
BOARD OF TRUSTEES/DIRECTORS AND OFFICERS                       20
-----------------------------------------------------------------





    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

PORTFOLIO                                        DELAWARE AMERICAN SERVICES FUND
  MANAGEMENT REVIEW                              June 30, 2005

FUND MANAGERS
Marshall T. Bassett
Lead Manager

Q: HOW DID THE STOCK MARKET FARE DURING THE 12-MONTH PERIOD?
A: Stocks generally posted gains for the one-year period ended June 30, 2005, as the overall economic rebound continued. A definitive end to the year's political battles largely brought about a strong fourth-quarter rally, but this was largely offset by 2005's first quarter declines as energy prices soared. Value stocks clearly outpaced growth-oriented issues as measured by the Russell 3000 Value Index was up over 14% as compared to the Russell 3000 Growth Index's 2% gain during the fiscal year (source: Russell). Most individual sectors posted gains for the period, with the technology sector being the notable exception. Energy was by far the best performing sector in the Russell 3000 Index during the period, delivering returns near 40% (Source: Lipper).

Q: HOW DID DELAWARE AMERICAN SERVICES FUND PERFORM FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2005?
A: The American Services Fund was up as well for the year, with returns that exceeded those of the benchmark S&P 500 Index and the Lipper Specialty Funds group. Superior stock selection in the consumer sector was the primary reason for the relative outperformance during the year, and allowed the Fund to overcome the negative impact from being underweight in the energy sector.

Q: WHAT SECTORS PLAYED SIGNIFICANT ROLES IN SHAPING THE FUND'S PERFORMANCE OVER ITS RECENTLY CONCLUDED FISCAL YEAR?
A: Retail-oriented stocks were the biggest positive contributors to performance during the year, with Urban Outfitters being the largest contributor as it rose more than 85% after continuing to deliver strong earnings and sales growth.

Q: DESCRIBE SOME SECURITIES THAT WERE PERFORMANCE DETRACTORS FOR THE FUND DURING ITS FISCAL YEAR.
A: Sirva was one of the Fund's worst performing stocks during the period, declining more than 60% during the year after lowering its future earnings expectations. We exited from Sirva as a result of this development.

Q: WHAT STRATEGIES DID YOU PURSUE DURING THE FISCAL YEAR?
A: During the year we reduced our weighting in the financial sector while adding weight to the consumer areas and initiating positions in the healthcare services area. Most importantly, however, we continued to focus on providing positive stock selection by searching for and holding onto those companies that we believe demonstrate the ability to deliver strong future sales and earnings growth.

PERFORMANCE SUMMARY
  DELAWARE AMERICAN SERVICES FUND

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges and expenses of the investment carefully before investing. The Delaware American Services Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions and is subject to change. Instances of high double-digit returns are highly unusual and cannot be sustained and were achieved primarily during favorable market conditions.

FUND PERFORMANCE
For the period ended June 30, 2005

                                                Lifetime   Five Years   One Year
--------------------------------------------------------------------------------
Class A (Est. 12/29/99)
Excluding Sales Charge                          +19.29%     +16.13%      +11.30%
Including Sales Charge                          +18.01%     +14.96%      + 4.89%
--------------------------------------------------------------------------------
Class B (Est. 2/28/01)
Excluding Sales Charge                          +14.92%                  +10.50%
Including Sales Charge                          +14.59%                   +6.50%
--------------------------------------------------------------------------------
Class C (Est. 2/28/01)
Excluding Sales Charge                          +14.92%                  +10.50%
Including Sales Charge                          +14.92%                   +9.50%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed.

The Fund offers Class A, B, C, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and have an annual distribution and service fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

The average annual total returns for the lifetime, five-, and one-year periods ended June 30, 2005 for Delaware American Services Fund's Institutional Class were +19.51%, +16.55%, and +11.63%, respectively. The Institutional Class shares were first made available on December 29, 1999 and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The performance table and graph on the next page do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

An expense limitation was in effect for all classes of Delaware American Services Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

Nasdaq Institutional Class symbol: DASIX

FUND BASICS
As of June 30, 2005
--------------------------------------------------------------------------------
FUND OBJECTIVE:
The Fund seeks to provide long-term capital growth.
--------------------------------------------------------------------------------
TOTAL FUND NET ASSETS:
$238 million
--------------------------------------------------------------------------------
NUMBER OF HOLDINGS:
61
--------------------------------------------------------------------------------
FUND START DATE:
December 29, 1999
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
YOUR FUND MANAGERS:
Marshall T. Bassett joined Delaware in 1997. In his most recent position, he served as a Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Before that, he was a Trust Officer at Sovran Bank and Trust Company. Mr. Basset took responsibility for the Fund in April 2005.

Lori P. Wachs joined Delaware in 1992 after serving in the equity-risk arbitrage department of Goldman, Sachs & Company. She is a CFA Charterholder and a member of the Association for Investment Management and Research. Ms. Wachs holds a bachelor's degree in Economics from the University of Pennsylvania's Wharton School, where she concentrated on Finance.

Matthew Todorow joined Delaware Investments in 2003. Mr. Todorow served as Executive Director for Morgan Stanley Investment Management and as Portfolio Manager for the Small/Mid Cap Group; prior to that, he held positions at Keeton Capital Management. Mr. Todorow holds a BBA from Temple University and an MBA from the University of Georgia's Terry College of Business.

Steven T. Lampe joined Delaware Investments in 1995 and covers the financial services and business services sectors. He previously served as a manager at PricewaterhouseCoopers, specializing in financial services firms. Mr. Lampe is a Certified Public Accountant. Mr. Lampe received a bachelor's degree in Economics and an MBA degree with a concentration in Finance from the University of Pennsylvania's Wharton School.
--------------------------------------------------------------------------------
NASDAQ SYMBOLS:

Class A DASAX
Class B DASBX
Class C DAMCX
--------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT
December 29, 1999 (Fund's inception) through June 30, 2005

                                DELAWARE AMERICAN
                                 SERVICES FUND -
             DATE                CLASS A SHARES           S&P 500 INDEX
             ----                --------------           -------------
          12/27/1999               $9,425.00               $10,000.00
           6/30/2000              $11,687.00                $9,957.00
          12/31/2000              $13,342.59                $9,089.75
           6/30/2001              $14,165.17                $8,481.64
          12/31/2001              $14,953.67                $8,010.06
           6/30/2002              $15,204.99                $6,956.74
          12/31/2002              $13,784.44                $6,240.19
           6/30/2003              $17,169.55                $6,973.42
          12/31/2003              $20,490.47                $8,029.19
           6/30/2004              $22,370.18                $8,305.40
          12/31/2004              $25,266.91                $8,902.56
           6/30/2005              $24,897.70                $8,830.44

Chart assumes $10,000 invested on December 29, 1999 and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Performance of other Fund classes will vary due to different charges and expenses. The chart also assumes $10,000 invested in the S&P 500 Index at that month's end, December 31, 1999. After December 31, 1999, returns plotted on the chart were as of the last day of each month shown. The S&P 500 Index is an unmanaged composite of mostly large-capitalization U.S. companies. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results. The performance graph does not reflect the deduction of taxes the shareholder would pay on Fund distribution or redemption of Fund shares.

DISCLOSURE                       For the Period January 1, 2005 to June 30, 2005
  OF FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

DELAWARE AMERICAN SERVICES FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                     Expenses
                                                          Beginning      Ending                     Paid During
                                                           Account       Account       Annualized      Period
                                                            Value         Value         Expense      1/1/05 to
                                                            1/1/05       6/30/05         Ratio        6/30/05*
---------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00     $985.40         1.41%        $6.94
Class B                                                     1,000.00      981.70         2.16%        10.61
Class C                                                     1,000.00      981.70         2.16%        10.61
Institutional Class                                         1,000.00      986.20         1.16%         5.71
---------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,017.80         1.41%        $7.05
Class B                                                     1,000.00    1,014.08         2.16%        10.79
Class C                                                     1,000.00    1,014.08         2.16%        10.79
Institutional Class                                         1,000.00    1,019.04         1.16%         5.81
---------------------------------------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SECTOR ALLOCATION                                            As of June 30, 2005
  DELAWARE AMERICAN SERVICES FUND

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports. The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.

                                                            PERCENTAGE
SECTOR                                                    OF NET ASSETS
-----------------------------------------------------------------------
COMMON STOCK                                                   95.01%
-----------------------------------------------------------------------
Basic Industry & Capital Goods                                  6.22%

Business Services                                              16.42%

Consumer Durables                                               3.00%

Consumer Non-Durables                                          23.22%

Consumer Services                                              17.61%

Finance                                                        17.18%

Health Care                                                     5.79%

Technology                                                      3.50%

Transportation                                                  2.07%
-----------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           4.86%
-----------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.87%
-----------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.13%
-----------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
-----------------------------------------------------------------------

STATEMENT                                        DELAWARE AMERICAN SERVICES FUND
  OF NET ASSETS                                  June 30, 2005

                                                        Number of       Market
                                                          Shares        Value
COMMON STOCK - 95.01%
Basic Industry & Capital Goods - 6.22%
  ITT Industries                                          67,800     $ 6,619,314
  MSC Industrial Direct Class A                          103,300       3,486,375
  Rowan                                                  156,800       4,658,528
                                                                     -----------
                                                                      14,764,217
                                                                     -----------
Business Services - 16.42%
 +Accenture                                              126,100       2,858,687
  Apollo Investment                                      171,400       3,158,902
 +aQuantive                                              114,900       2,036,028
  Certegy                                                100,900       3,856,398
 +Dun & Bradstreet                                        47,900       2,953,035
 +Fisher Scientific International                        101,800       6,606,820
 +Jupitermedia                                           165,000       2,826,450
 +Monster Worldwide                                      161,700       4,637,556
  National Financial Partners                             37,300       1,459,922
 +Nutri/System                                           127,000       1,874,520
  Robert Half International                              120,200       3,001,394
 +United Rentals                                         184,600       3,730,766
                                                                     -----------
                                                                      39,000,478
                                                                     -----------
Consumer Durables - 3.00%
  Centex                                                 100,900       7,130,603
                                                                     -----------
                                                                       7,130,603
                                                                     -----------
Consumer Non-Durables - 23.22%
 +America's Car-Mart                                      99,600       2,241,996
  American Eagle Outfitters                              111,000       3,402,150
  Best Buy                                                59,500       4,078,725
 +Blue Nile                                              111,100       3,631,859
 +Carter's                                                75,200       4,390,176
 +Coach                                                  216,600       7,271,262
  Gap                                                     54,100       1,068,475
 +Guitar Center                                           37,900       2,212,223
 +Hibbett Sporting Goods                                  55,500       2,100,120
 +Kohl's                                                  85,700       4,791,487
  Nordstrom                                              113,800       7,734,986
 +Restoration Hardware                                    60,000         490,800
 +Tractor Supply                                          89,300       4,384,630
 +Urban Outfitters                                       130,100       7,375,369
                                                                     -----------
                                                                      55,174,258
                                                                     -----------

                                                        Number of       Market
                                                          Shares        Value
COMMON STOCK (continued)
Consumer Services - 17.61%
 +BJ's Restaurants                                        82,700     $ 1,682,118
 +Collectors Universe                                    189,200       3,314,784
 +Comcast Special Class A                                 75,000       2,246,250
 +Cosi                                                   391,900       2,696,272
 +Educate                                                193,100       2,732,365
  Four Seasons Hotels                                     68,900       4,554,290
 +Getty Images                                            66,000       4,901,160
  Host Marriott                                          242,500       4,243,750
 +Kerzner International                                   22,500       1,281,375
 +Lamar Advertising                                      133,600       5,714,072
  Royal Caribbean Cruises                                 95,600       4,623,216
  Starwood Hotels & Resorts Worldwide                     65,800       3,853,906
                                                                     -----------
                                                                      41,843,558
                                                                     -----------
Finance - 17.18%
  Allstate                                                77,200       4,612,700
  American Express                                        48,100       2,560,363
  Aspen Insurance Holdings                               102,000       2,811,120
  Citigroup                                               76,300       3,527,349
  Goldman Sachs Group                                     40,000       4,080,800
  Hub International                                      100,000       1,949,000
  JPMorgan Chase                                         100,000       3,532,000
  Merrill Lynch                                           35,000       1,925,350
  PartnerRe                                               37,300       2,402,866
  SAFECO                                                  40,000       2,173,600
  Sovereign Bancorp                                      176,000       3,931,840
  UnumProvident                                          299,200       5,481,344
  Westcorp                                                35,000       1,834,700
                                                                     -----------
                                                                      40,823,032
                                                                     -----------
Health Care - 5.79%
 +Caremark Rx                                            149,500       6,655,740
 +Medco Health Solutions                                 133,100       7,102,216
                                                                     -----------
                                                                      13,757,956
                                                                     -----------
Technology - 3.50%
 +Amdocs                                                 177,800       4,699,254
 +Perot Systems Class A                                  254,300       3,616,146
                                                                     -----------
                                                                       8,315,400
                                                                     -----------
Transportation - 2.07%
  Knight Transportation                                   92,800       2,257,824
 +Marten Transport                                       126,700       2,659,433
                                                                     -----------
                                                                       4,917,257
                                                                     -----------
TOTAL COMMON STOCK (cost $197,686,798)                               225,726,759
                                                                     -----------

STATEMENT                                        DELAWARE AMERICAN SERVICES FUND
  OF NET ASSETS (CONTINUED)

                                                      Principal       Market
                                                       Amount         Value
REPURCHASE AGREEMENTS - 4.86%
  With BNP Paribas 2.70% 7/1/05
    (dated 6/30/05, to be repurchased at
    $7,220,542, collateralized by
    $688,000 Treasury Bills due 7/7/05,
    market value $687,749, $1,338,000
    U.S Treasury Bills due 8/18/05,
    market value $1,332,353, $712,000
    U.S. Treasury Bills due 9/15/05,
    market value $707,131, $3,015,000
    U.S. Treasury Bills due 12/29/05,
    market value $2,965,630, $442,000
    U.S. Treasury Notes 1.875% due
    1/31/06, market value $441,798,
    $201,000 U.S. Treasury Notes 2.00%
    due 5/15/06, market value $198,911,
    $706,000 U.S. Treasury Notes 3.375%
    due 2/15/08, market value $709,320,
    and $322,000 U.S. Treasury Notes
    3.50% due 11/15/06,
    market value $322,642)                             $7,220,000   $  7,220,000
  With UBS Warburg 2.70% 7/1/05
    (dated 6/30/05, to be repurchased at
    $4,321,324, collateralized by
    $1,507,000 U.S. Treasury Bills due
    10/13/05, market value $1,493,664,
    $399,000 U.S. Treasury Bills due
    12/22/05, market value $392,979,
    and $2,512,000 U.S. Treasury Notes
    2.00% due 8/31/05,
    market value $2,523,845)                            4,321,000      4,321,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
  (cost $11,541,000)                                                  11,541,000
                                                                    ------------

TOTAL MARKET VALUE OF SECURITIES - 99.87%
  (cost $209,227,798)                                                237,267,759
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 0.13%                                             313,663
                                                                    ------------
NET ASSETS APPLICABLE TO 15,516,388
  SHARES OUTSTANDING - 100.00%                                      $237,581,422
                                                                    ============

Net Asset Value-Delaware American Services Fund
  Class A ($144,146,256 / 9,293,012 Shares)                              $15.51
                                                                         ------
Net Asset Value-Delaware American Services Fund
  Class B ($39,238,050 / 2,615,687 Shares)                               $15.00
                                                                         ------
Net Asset Value-Delaware American Services Fund
  Class C ($52,262,572 / 3,484,327 Shares)                               $15.00
                                                                         ------
Net Asset Value-Delaware American Services Fund
  Institutional Class ($1,934,544 / 123,362 Shares)                      $15.68
                                                                         ------

COMPONENTS OF NET ASSETS AT JUNE 30, 2005:
Shares of beneficial interest
  (unlimited authorization-no par)                                 $213,748,036
Accumulated net realized loss on investments                         (4,206,587)
Net unrealized appreciation of investments                           28,039,973
                                                                   ------------
Total net assets                                                   $237,581,422
                                                                   ============

+Non-income producing security for the year ended June 30, 2005.

ADR - American Depositary Receipts

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE AMERICAN SERVICES FUND
Net asset value Class A (A)                                              $15.51
Sales charge (5.75% of offering price) (B)                                 0.95
                                                                         ------
Offering price                                                           $16.46
                                                                         ======

(A) Net asset value per share, as illustrated, is the amount which would be paid upon the redemption or repurchase of shares.

(B) See the current prospectus for purchase of $50,000 or more.

See accompanying notes

STATEMENT                                        DELAWARE AMERICAN SERVICES FUND
  OF OPERATIONS                                  Year Ended June 30, 2005

INVESTMENT INCOME:
   Dividends                                                          $1,113,067
   Interest                                                              196,673
   Foreign tax withheld                                                   (3,263)    $ 1,306,477
                                                                      ----------     -----------

EXPENSES:
   Management fees                                                     1,085,713
   Dividend disbursing and transfer agent fees and expenses              317,740
   Distribution expenses -- Class A                                      272,238
   Distribution expenses -- Class B                                      240,056
   Distribution expenses -- Class C                                      260,011
   Registration fees                                                      89,942
   Reports and statements to shareholders                                 89,718
   Accounting and administration expenses                                 48,865
   Legal and professional fees                                            31,732
   Insurance fees                                                         13,272
   Trustees' fees                                                          8,627
   Custodian fees                                                          5,895
   Pricing fees                                                              907
   Taxes (other than taxes on income)                                        496
   Other                                                                   7,698       2,472,910
                                                                      ----------
   Less expenses absorbed or waived                                                      (20,622)
   Less waiver of distribution expenses--Class A                                         (45,373)
   Less expenses paid indirectly                                                          (1,245)
                                                                                     -----------
   Total expenses                                                                      2,405,670
                                                                                     -----------
NET INVESTMENT LOSS                                                                   (1,099,193)
                                                                                     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments                                                   (3,995,818)
   Net change in unrealized appreciation/depreciation of investments                  20,366,012
                                                                                     -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                       16,370,194
                                                                                     -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $15,271,001
                                                                                     ===========

See accompanying notes

STATEMENTS                                       DELAWARE AMERICAN SERVICES FUND
  OF CHANGES IN NET ASSETS

                                                                                                      Year Ended
                                                                                              6/30/05           6/30/04
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment loss                                                                     $  (1,099,193)    $    (311,788)
  Net realized gain (loss) on investments                                                    (3,995,818)        3,977,269
  Net change in unrealized appreciation/depreciation of investments                          20,366,012         5,232,376
                                                                                          -------------     -------------
  Net increase in net assets resulting from operations                                       15,271,001         8,897,857
                                                                                          -------------     -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments:
    Class A                                                                                  (1,654,073)         (346,448)
    Class B                                                                                    (482,336)         (147,968)
    Class C                                                                                    (350,482)          (61,157)
    Institutional Class                                                                         (62,219)           (5,848)
                                                                                          -------------     -------------
                                                                                             (2,549,110)         (561,421)
                                                                                          -------------     -------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                                 119,226,817        43,143,169
    Class B                                                                                  25,810,367         8,494,004
    Class C                                                                                  45,480,136         7,555,883
    Institutional Class                                                                       2,536,860         7,563,114

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                   1,427,984           318,582
    Class B                                                                                     461,181           137,482
    Class C                                                                                     333,755            58,151
    Institutional Class                                                                          13,639             5,848
                                                                                          -------------     -------------
                                                                                            195,290,739        67,276,233
                                                                                          -------------     -------------
  Cost of shares repurchased:
    Class A                                                                                 (33,247,721)       (6,072,017)
    Class B                                                                                  (3,167,932)       (1,257,558)
    Class C                                                                                  (4,510,605)         (544,485)
    Institutional Class                                                                      (1,967,188)      (15,715,899)
                                                                                          -------------     -------------
                                                                                            (42,893,446)      (23,589,959)
                                                                                          -------------     -------------
Increase in net assets derived from capital share transactions                              152,397,293        43,686,274
                                                                                          -------------     -------------
NET INCREASE IN NET ASSETS                                                                  165,119,184        52,022,710

NET ASSETS:
  Beginning of year                                                                          72,462,238        20,439,528
                                                                                          -------------     -------------
  End of year (there was no undistributed net investment income at either year end)       $ 237,581,422     $  72,462,238
                                                                                          =============     =============

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding
throughout each period were as follows:
-----------------------------------------------------------------------------------------------------------------------
                                                                      DELAWARE AMERICAN SERVICES FUND CLASS A
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                              6/30/05     6/30/04      6/30/03     6/30/02      6/30/01
NET ASSET VALUE, BEGINNING OF PERIOD                          $14.400     $11.260      $10.890     $10.160      $10.540

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1)                                         (0.074)     (0.077)      (0.011)     (0.039)      (0.008)
Net realized and unrealized gain on investments                 1.620       3.457        1.232       0.784        2.061
                                                              -------     -------      -------     -------      -------
Total from investment operations                                1.546       3.380        1.221       0.745        2.053
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS:
From net investment income                                         --          --           --          --       (0.015)
From net realized gain on investments                          (0.436)     (0.240)      (0.851)     (0.015)      (1.741)
In excess of net realized gain on investments                      --          --           --          --       (0.677)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.436)     (0.240)      (0.851)     (0.015)      (2.433)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $15.510     $14.400      $11.260     $10.890      $10.160
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(2)                                                11.30%      30.29%       12.92%       7.34%       21.21%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $144,146     $48,662       $6,397      $3,778       $1,671
Ratio of expenses to average net assets                         1.41%       1.38%        1.22%       1.45%        0.98%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.47%       1.56%        2.10%       2.96%        2.64%
Ratio of net investment loss to average net assets             (0.51%)     (0.58%)      (0.12%)     (0.37%)      (0.09%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly           (0.57%)     (0.76%)      (1.00%)     (1.88%)      (1.75%)
Portfolio turnover                                               128%        199%         153%        311%         502%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitations not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding
throughout each period were as follows:
-----------------------------------------------------------------------------------------------------------------------
                                                                       DELAWARE AMERICAN SERVICES FUND CLASS B
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              2/28/01(1)
                                                                               Year Ended                         to
                                                              6/30/05     6/30/04      6/30/03     6/30/02     6/30/01
NET ASSET VALUE, BEGINNING OF PERIOD                          $14.040     $11.070      $10.800     $10.140       $9.470

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                         (0.179)     (0.173)      (0.080)     (0.119)      (0.031)
Net realized and unrealized gain on investments                 1.575       3.383        1.201       0.794        0.701
                                                              -------     -------      -------     -------      -------
Total from investment operations                                1.396       3.210        1.121       0.675        0.670
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                               (0.436)     (0.240)      (0.851)     (0.015)          --
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.436)     (0.240)      (0.851)     (0.015)          --
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $15.000     $14.040      $11.070     $10.800      $10.140
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(3)                                                10.50%      29.26%       12.04%       6.66%        7.07%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $39,238     $14,053       $4,838      $3,484         $638
Ratio of expenses to average net assets                         2.16%       2.13%        1.97%       2.20%        2.20%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       2.17%       2.26%        2.81%       3.71%        6.02%
Ratio of net investment loss to average net assets             (1.26%)     (1.33%)      (0.87%)     (1.12%)      (1.08%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly           (1.27%)     (1.46%)      (1.71%)     (2.63%)      (4.90%)
Portfolio turnover                                               128%        199%         153%        311%         502%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding
throughout each period were as follows:
-----------------------------------------------------------------------------------------------------------------------
                                                                      DELAWARE AMERICAN SERVICES FUND CLASS C
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              2/28/01(1)
                                                                               Year Ended                         to
                                                              6/30/05     6/30/04      6/30/03     6/30/02     6/30/01
NET ASSET VALUE, BEGINNING OF PERIOD                          $14.040     $11.060      $10.790     $10.140       $9.470

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                         (0.178)     (0.173)      (0.080)     (0.120)      (0.035)
Net realized and unrealized gain on investments                 1.574       3.393        1.201       0.785        0.705
                                                              -------     -------      -------     -------      -------
Total from investment operations                                1.396       3.220        1.121       0.665        0.670
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                               (0.436)     (0.240)      (0.851)     (0.015)          --
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.436)     (0.240)      (0.851)     (0.015)          --
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $15.000     $14.040      $11.060     $10.790      $10.140
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(3)                                                10.50%      29.26%       12.15%       6.57%        7.07%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $52,263      $8,614         $778        $536          $81
Ratio of expenses to average net assets                         2.16%       2.13%        1.97%       2.20%        2.20%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       2.17%       2.26%        2.81%       3.71%        6.02%
Ratio of net investment loss to average net assets             (1.26%)     (1.33%)      (0.87%)     (1.12%)      (1.08%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly           (1.27%)     (1.46%)      (1.71%)     (2.63%)      (4.90%)
Portfolio turnover                                               128%        199%         153%        311%         502%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding
throughout each period were as follows:
-----------------------------------------------------------------------------------------------------------------------
                                                                DELAWARE AMERICAN SERVICES FUND INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                              6/30/05     6/30/04      6/30/03     6/30/02      6/30/01
NET ASSET VALUE, BEGINNING OF PERIOD                          $14.520     $11.320      $10.930     $10.160      $10.540

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)                                (0.037)     (0.043)       0.013      (0.012)          --
Net realized and unrealized gain on investments                 1.633       3.483        1.228       0.797        2.053
                                                              -------     -------      -------     -------      -------
Total from investment operations                                1.596       3.440        1.241       0.785        2.053
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS:
From net investment income                                         --          --           --          --       (0.015)
From net realized gain on investments                          (0.436)     (0.240)      (0.851)     (0.015)      (1.741)
In excess of net realized gain on investments                      --          --           --          --       (0.677)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.436)     (0.240)      (0.851)     (0.015)      (2.433)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $15.680     $14.520      $11.320     $10.930      $10.160
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(2)                                                11.63%      30.46%       13.18%       7.73%       21.21%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $1,934      $1,133       $8,427      $3,237       $3,007
Ratio of expenses to average net assets                         1.16%       1.13%        0.97%       1.20%        0.90%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.17%       1.26%        1.81%       2.71%        2.39%
Ratio of net investment income (loss) to average net assets    (0.26%)     (0.33%)       0.13%      (0.12%)          --
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly           (0.27%)     (0.46%)      (0.71%)     (1.63%)      (1.49%)
Portfolio turnover                                               128%        199%         153%        311%         502%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES                                            DELAWARE AMERICAN SERVICES FUND
  TO FINANCIAL STATEMENTS                        June 30, 2005


Delaware Group Equity Funds III (the "Trust") is organized as a Delaware statutory trust and offers three series: Delaware American Services Fund, Delaware Small Cap Growth Fund, and Delaware Trend Fund. These financial statements and the related notes pertain to Delaware American Services Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately 8 years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. As of June 30, 2005, Class R shares have not commenced operations.

The investment objective of the Fund is to seek to provide long-term capital growth.

1.  SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

The Fund receives earnings credits from its custodian when positive balances are maintained, which are used to offset custody fees. The earnings credits for the year ended June 30, 2005 were approximately $1,245. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2.  Investment Management, Administration Agreements and
    Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of the management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.12% of average daily net assets of the Fund through August 31, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Effective June 1, 2005, the Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and administration services. Prior to June 1, 2005, the Fund paid DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through August 31, 2005, in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets.

NOTES                                            DELAWARE AMERICAN SERVICES FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

2.  INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND
    OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
At June 30, 2005, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                 $135,724
Dividend disbursing, transfer agent,
  accounting and administration fees and
  other expenses payable to DSC                            52,073
Other expenses payable to DMC and affiliates*              96,976

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the year ended June 30, 2005, the Fund was charged $8,750 for internal legal services provided by DMC.

For the year ended June 30, 2005, DDLP earned $323,008 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3.  INVESTMENTS
For the year ended June 30, 2005, the Fund made purchases of $318,978,406 and sales of $175,968,336 of investment securities other than short-term investments.

At June 30, 2005, the cost of investments for federal income tax purposes was $209,749,267. At June 30, 2005, net unrealized appreciation was $27,518,492, of which $29,879,691 related to unrealized appreciation of investments and $2,361,199 related to unrealized depreciation of investments.

4.  DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended June 30, 2005 and 2004 was as follows:

                                                         Year          Year
                                                         Ended         Ended
                                                        6/30/05       6/30/04
                                                       ----------    --------
Ordinary income                                        $2,022,509    $240,943
Long-term capital gain                                    526,601     320,478
                                                       ----------    --------
Total                                                  $2,549,110    $561,421
                                                       ==========    ========

As of June 30, 2005, the components of net assets on a tax basis were as follows:

Shares of beneficial interest                        $213,748,036
Capital loss carryforwards                             (3,685,118)
Unrealized appreciation of investments
and foreign currencies                                 27,518,504
                                                     ------------
Net assets                                           $237,581,422
                                                     ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $3,685,118 expires in 2013.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the year ended June 30, 2005, the Fund recorded the following reclassifications:

Paid-in capital                                       $(1,100,434)
Accumulated net realized loss                               1,241
Accumulated net investment loss                         1,099,193

5.  CAPITAL SHARES
Transactions in capital shares were as follows:

                                                      Year             Year
                                                      Ended            Ended
                                                     6/30/05          6/30/04
                                                    ----------       --------
Shares sold:
  Class A                                            8,051,051      3,242,533
  Class B                                            1,802,642        652,202
  Class C                                            3,161,808        580,885
  Institutional Class                                  173,306        628,295
Shares issued upon reinvestment of
dividends and distributions:
  Class A                                              109,173         24,945
  Class B                                               36,228         10,990
  Class C                                               26,119          4,652
  Institutional Class                                    1,033            455
                                                    ----------     ----------
                                                    13,361,360      5,144,957
                                                    ----------     ----------
Shares repurchased:
  Class A                                           (2,247,260)      (455,601)
  Class B                                             (224,059)       (99,476)
  Class C                                             (317,309)       (42,189)
  Institutional Class                                 (129,060)    (1,294,941)
                                                    ----------     ----------
                                                    (2,917,688)    (1,892,207)
                                                    ----------     ----------
Net increase                                        10,443,672      3,252,750
                                                    ==========     ==========

For the years ended June 30, 2005 and 2004, 20,852 Class B shares were converted to 20,200 Class A shares valued at $307,866 and 5,853 Class B shares were converted to 5,718 Class A shares valued at $79,629, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the previous table and the Statements of Changes in Net Assets.

6.  LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of June 30, 2005, or at any time during the year.

NOTES                                            DELAWARE AMERICAN SERVICES FUND
  TO FINANCIAL STATEMENTS (CONTINUED)


7.  CREDIT AND MARKET RISK
The Fund concentrates its investments in companies management believes will benefit from advances in financial services, business services or consumer services sectors. As a result, the value of the Fund's shares can be expected to fluctuate in response to factors affecting the industries in which these companies operate, and may fluctuate more widely than a fund that invests in a broader range of industries. The Fund may be more susceptible to a single economic, political or regulatory occurrence affecting these companies than other mutual funds not concentrating their investments in these industries.

8.  CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

9.  TAX INFORMATION (UNAUDITED)
The information set forth below is for the Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended June 30, 2005, the Fund designates distributions paid during the year as follows:

     (A)                   (B)
  Long-Term             Ordinary
Capital Gains            Income              Total               (C)
Distributions        Distributions       Distributions        Qualifying
 (Tax Basis)          (Tax Basis)         (Tax Basis)        Dividends(1)
-------------        -------------       -------------       ------------
     21%                   79%               100%                --

(A) and (B) are based on a percentage of the Fund's total distributions.

(C) is based on a percentage of ordinary income of the Fund.

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

REPORT
  OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

Delaware Group Equity Funds III -
Delaware American Services Fund

We have audited the accompanying statement of net assets of Delaware American Services Fund (one of the series constituting Delaware Group Equity III) (the "Fund") as of June 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware American Services Fund of Delaware Group Equity Funds III at June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                   Ernst & Young LLP

Philadelphia, Pennsylvania
August 12, 2005

OTHER                                            DELAWARE AMERICAN SERVICES FUND
  FUND INFORMATION


PROXY RESULTS
The shareholders of Delaware American Services Fund voted on the following proposals at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1.  To elect a Board of Trustees for the Trust.
                                                              Shares Voted
                                   Shares Voted For        Withhold Authority
                                   ----------------        ------------------
Thomas L. Bennett                    4,594,839                   103,037
Jude T. Driscoll                     4,594,372                   103,504
John A. Fry                          4,599,825                    98,051
Anthony D. Knerr                     4,596,404                   101,472
Lucinda S. Landreth                  4,594,579                   103,297
Ann R. Leven                         4,596,719                   101,157
Thomas F. Madison                    4,593,720                   104,156
Janet L. Yeomans                     4,596,719                   101,157
J. Richard Zecher                    4,596,142                   101,734

2. To approve the use of a "manager of managers" structure whereby the investment manager of the Fund will be able to hire and replace subadvisers without shareholder approval.

                                        For        Against      Abstain       Broker Non-Votes
                                        ---        -------      -------       ----------------
Delaware American Services Fund      3,404,514     189,166      107,848            996,348

BOARD CONSIDERATION OF DELAWARE AMERICAN SERVICES FUND INVESTMENT
ADVISORY AGREEMENT

At a meeting held on May 18-19, 2005 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware American Services Fund (the "Fund"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Lipper reports compared the Fund's investment performance and expenses with those of other comparable mutual funds. The Board also requested and received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager's profitability organized by client type, including the Fund; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit the advisor's ability to fully invest in accordance with the Fund's policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Jude Driscoll, Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions raised by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments(R) to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Fund's investment advisor during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and

OTHER                                            DELAWARE AMERICAN SERVICES FUND
  FUND INFORMATION (CONTINUED)


BOARD CONSIDERATION OF DELAWARE AMERICAN SERVICES FUND INVESTMENT
ADVISORY AGREEMENT (CONTINUED)

regulatory matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc., noting the receipt by such affiliate of the DALBAR Pyramid Award in four of the last six years and the continuing expenditures by Delaware Investments to increase and improve the scope of shareholder services. Additionally, the Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Fund. The Board was pleased by DMC's investment performance, noting Barron's ranking of the Delaware Investments Family of Funds in the top quartile of mutual fund families for 2002 - 2004. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the highest performance is ranked first, and a fund with the lowest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three and five year periods ended February 28, 2005. The Board noted its objective that the Fund's performance be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board's view of such performance.

The Performance Universe for this Fund consisted of the Fund and all retail and institutional specialty and miscellaneous funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one year period was in the second quartile of such Performance Universe. The report further showed that the Fund's total return for the three and five year periods was in the first quartile. The Board was satisfied with such performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments(R) Family of Funds, Delaware Investments' institutional separate account business and other lines of business at Delaware Investments. The Board stated its belief that, given the differing level of service provided to Delaware Investments' various clients and other factors that related to the establishment of fee levels, variations in the levels of fees and expenses were justified. The Board placed significant emphasis on the comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of similar funds as selected by Lipper (the "Expense Group") and among the other Delaware Investments funds. In reviewing comparative costs, the Fund's contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Fund's total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board noted its objective to limit the Fund's total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board's view of such expenses.

Such expense comparisons for the Fund showed that its management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments(R) Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. At the Board's request, management also provided information relating to Delaware Investments' profitability by client type. The information provided set forth the revenue, expenses and pre-tax income/loss attributable to the Delaware Investments Family of Funds, Delaware Investments' separate account business and other lines of business at Delaware Investments. Emphasis was given to the level and type of service provided to the various clients. The Board was satisfied with the level of profits realized by Delaware Investments from its relationships with the Fund and the Delaware Investments Family of Funds.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Fund's management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

DELAWARE INVESTMENTS(R) FAMILY OF FUNDS
  BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors ("Trustees"), which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees and Officers with certain background and related information.

                                                                                                   NUMBER OF              OTHER
                                                                                              PORTFOLIOS IN FUND      DIRECTORSHIPS
      NAME,             POSITION(S)                                                            COMPLEX OVERSEEN          HELD BY
  ADDRESS AND            HELD WITH           LENGTH OF TIME        PRINCIPAL OCCUPATION(S)         BY TRUSTEE            TRUSTEE
   BIRTHDATE              FUND(S)               SERVED               DURING PAST 5 YEARS           OR OFFICER           OR OFFICER
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
JUDE T. DRISCOLL(2)        Chairman,        5 Years - Executive       Since August 2000,           92                   None
2005 Market Street      President, Chief          Officer          Mr. Driscoll has served
 Philadelphia, PA       Executive Officer                            in various executive
      19103               and Trustee        1 Year - Trustee      capacities at different
                                                                     times at Delaware
March 10, 1963                                                         Investments(1)

                                                                Senior Vice President and
                                                                 Director of Fixed-Income
                                                                Process - Conseco Capital
                                                                        Management
                                                                 (June 1998 - August 2000)

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
 THOMAS L. BENNETT          Trustee               Since             Private Investor -             92                   None
2005 Market Street                            March 23, 2005      (March 2004 - Present)
 Philadelphia, PA
    19103                                                          Investment Manager -
                                                                   Morgan Stanley & Co.
October 4, 1947                                                 (January 1984 - March 2004)

   JOHN A. FRY              Trustee              4 Years         President - Franklin &           92           Director - Community
2005 Market Street                                                   Marshall College                              Health Systems
 Philadelphia, PA                                                 (June 2002 - Present)
     19103
                                                                 Executive Vice President
May 28, 1960                                                         - University of
                                                                       Pennsylvania
                                                                 (April 1995 - June 2002)

 ANTHONY D. KNERR           Trustee              12 Years       Founder/Managing Director          92                   None
2005 Market Street                                                  - Anthony Knerr &
 Philadelphia, PA                                                  Associates (Strategic
      19103                                                              Consulting)
                                                                      (1990 - Present)
December 7, 1938

LICINDA S. LANDRETH         Trustee               Since         Chief Investment Officer -         92                   None
 2005 Market Street                           March 23, 2005        Assurant, Inc.
Philadelphia, PA                                                     (Insurance)
    19103                                                           (2002 - 2004)

June 24, 1947

  ANN R. LEVEN              Trustee              16 Years         Treasurer/Chief Fiscal           92            Director and Audit
2005 Market Street                                                  Officer - National                                Committee
 Philadelphia, PA                                                     Gallery of Art                                Chairperson -
    19103                                                             (1994 - 1999)                                  Andy Warhol
                                                                                                                     Foundation
November 1, 1940
                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                   Systemax Inc.

                                                                                                   NUMBER OF              OTHER
                                                                                              PORTFOLIOS IN FUND      DIRECTORSHIPS
      NAME,             POSITION(S)                                                            COMPLEX OVERSEEN          HELD BY
  ADDRESS AND            HELD WITH           LENGTH OF TIME        PRINCIPAL OCCUPATION(S)         BY TRUSTEE            TRUSTEE
   BIRTHDATE              FUND(S)               SERVED               DURING PAST 5 YEARS           OR OFFICER           OR OFFICER
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (continued)

THOMAS F. MADISON            Trustee              11 Years       President/Chief Executive           92              Director -
2005 Market Street                                                Officer - MLM Partners,                           Banner Health
 Philadelphia, PA                                                  Inc. (Small Business
     19103                                                       Investing and Consulting)                       Director and Audit
                                                                 (January 1993 - Present)                        Committee Member -
February 25, 1936                                                                                               CenterPoint Energy

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Digital River Inc.

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Rimage Corporation

                                                                                                                     Director -
                                                                                                                 Valmont Industries
                                                                                                                        Inc.

 JANET L. YEOMANS            Trustee             6 Years         Vice President/Mergers &            92                   None
2005 Market Street                                                      Acquisitions -
 Philadelphia, PA                                                      3M Corporation
     19103                                                        (January 2003 - Present)

 July 31, 1948                                                      Ms. Yeomans has held
                                                                     various management
                                                                positions at 3M Corporation
                                                                        since 1983.

J. RICHARD ZECHER            Trustee              Since                  Founder -                   92           Director and Audit
2005 Market Street                            March 23, 2005         Investor Analytics                           Committee Member -
 Philadelphia, PA                                                    (Risk Management)                           Investor Analytics
      19103                                                         (May 1999 - Present)
                                                                                                                  Director and Audit
July 3, 1940                                                                                                      Committee Member -
                                                                                                                    Oxigene, Inc.

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

 MICHAEL P. BISHOF         Senior Vice       Chief Financial      Mr. Bishof has served in           92                   None(3)
2005 Market Street        President and       Officer since     various executive capacities
Philadelphia, PA         Chief Financial    February 17, 2005     at different times at
    19103                    Officer                               Delaware Investments.

 August 18, 1962

RICHELLE S. MAESTRO      Executive Vice          2 Years          Ms. Maestro has served in          92                   None(3)
2005 Market Street      President, Chief                        various executive capacities
 Philadelphia, PA      Legal Officer and                          at different times at
     19103                 Secretary                                Delaware Investments.

November 26, 1957

 JOHN J. O'CONNOR    Senior Vice President   Treasurer since      Mr. O'Connor has served in         92                   None(3)
2005 Market Street       and Treasurer       February 17, 2005   various executive capacities
 Philadelphia, PA                                                  at different times at
     19103                                                          Delaware Investments.

June 16, 1957

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.

(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.

(3) Mr. Bishof, Ms. Maestro and Mr. O'Connor also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

 Delaware
 Investments(R)
 -----------------------------------
 A member of Lincoln Financial Group

This annual report is for the information of Delaware American Services Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware American Services Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                           AFFILIATED OFFICERS                      CONTACT INFORMATION
JUDE T. DRISCOLL                            MICHAEL P. BISHOF                        INVESTMENT MANAGER
Chairman                                    Senior Vice President and                Delaware Management Company,
Delaware Investments Family of Funds        Chief Financial Officer                  a Series of Delaware Management Business Trust
Philadelphia, PA                            Delaware Investments Family of Funds     Philadelphia, PA
                                            Philadelphia, PA
THOMAS L. BENNETT                                                                    NATIONAL DISTRIBUTOR
Private Investor                            RICHELLE S. MAESTRO                      Delaware Distributors, L.P.
Rosemont, PA                                Executive Vice President,                Philadelphia, PA
                                            Chief Legal Officer and Secretary
JOHN A. FRY                                 Delaware Investments Family of Funds     SHAREHOLDER SERVICING, DIVIDEND
President                                   Philadelphia, PA                         DISBURSING AND TRANSFER AGENT
Franklin & Marshall College                                                          Delaware Service Company, Inc.
Lancaster, PA                               JOHN J. O'CONNOR                         2005 Market Street
                                            Senior Vice President and Treasurer      Philadelphia, PA 19103-7094
ANTHONY D. KNERR                            Delaware Investments Family of Funds
Managing Director                           Philadelphia, PA                         FOR SHAREHOLDERS
Anthony Knerr & Associates                                                           800 523-1918
New York, NY
                                                                                     FOR SECURITIES DEALERS AND FINANCIAL
LUCINDA S. LANDRETH                                                                  INSTITUTIONS REPRESENTATIVES ONLY
Former Chief Investment Officer                                                      800 362-7500
Assurant, Inc.
Philadelphia, PA                                                                     WEB SITE
                                                                                     www.delawareinvestments.com
ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC                                                                       Delaware Investments is the marketing name for
                                                                                     Delaware Management Holdings, Inc. and
THOMAS F. MADISON                                                                    its subsidiaries.
President and Chief Executive Officer
MLM Partners, Inc.                          +------------------------------------------------------------------------------------+
Minneapolis, MN                             |  The Fund files its complete schedule of portfolio holdings with the Securities    |
                                            |  and Exchange Commission for the first and third quarters of each fiscal year on   |
JANET L. YEOMANS                            |  Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and      |
Vice President/Mergers & Acquisitions       |  procedures that the Fund uses to determine how to vote proxies (if any) relating  |
3M Corporation                              |  to portfolio securities is available without charge (i) upon request, by calling  |
St. Paul, MN                                |  800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com;  |
                                            |  and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms    |
J. RICHARD ZECHER                           |  N-Q may be reviewed and copied at the Commission's Public Reference Room in       |
Founder                                     |  Washington, DC; information on the operation of the Public Reference Room may be  |
Investor Analytics                          |  obtained by calling 1-800-SEC-0330.                                               |
Scottsdale, AZ                              |                                                                                    |
                                            |  Information (if any) regarding how the Fund voted proxies relating to portfolio   |
                                            |  securities during the most recently disclosed 12-month period ended June 30 is    |
                                            |  available without charge (i) through the Fund's Web site at                       |
                                            |  http://www.delawareinvestments.com; and (ii) on the Commission's Web site at      |
                                            |  http://www.sec.gov.                                                               |
                                            +------------------------------------------------------------------------------------+

(9585)                                                                                                          Printed in the USA
AR-469 [6/05] IVES 8/05                                                                                       MF-05-07-401 PO10299

                                             Delaware
                                             Investments(R)
                                             -----------------------------------
                                             A member of Lincoln Financial Group


GROWTH-EQUITY

ANNUAL REPORT JUNE 30, 2005
--------------------------------------------------------------------------------
                         DELAWARE SMALL CAP GROWTH FUND



[Logo] POWERED BY RESEARCH(R)

TABLE
  OF CONTENTS

-----------------------------------------------------------------
PORTFOLIO MANAGEMENT REVIEW                                     1
-----------------------------------------------------------------
PERFORMANCE SUMMARY                                             2
-----------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     4
-----------------------------------------------------------------
SECTOR ALLOCATION                                               5
-----------------------------------------------------------------
FINANCIAL STATEMENTS:
  Statement of Net Assets                                       6
  Statement of Operations                                       8
  Statements of Changes in Net Assets                           9
  Financial Highlights                                         10
  Notes to Financial Statements                                15
-----------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM                                      17
-----------------------------------------------------------------
OTHER FUND INFORMATION                                         18
-----------------------------------------------------------------
BOARD OF TRUSTEES/DIRECTORS AND OFFICERS                       20
-----------------------------------------------------------------

    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

PORTFOLIO                                        DELAWARE SMALL CAP GROWTH FUND
  MANAGEMENT REVIEW                              June 30, 2005

FUND MANAGERS

Marshall T. Bassett
Lead Manager

Lori P. Wachs
Manager

Matthew Todorow
Manager

Steven T. Lampe
Manager

Q: CAN YOU PROVIDE SOME INSIGHT ON THE EQUITY MARKETS DURING THIS PERIOD?
A: Stocks generally posted gains for the one-year period ended June 30, 2005, as the overall economic rebound continued. A definitive end to the year's political battles largely brought about a strong fourth-quarter rally, but this was largely offset by 2005's first-quarter declines as energy prices soared. Value stocks clearly outpaced growth-oriented issues, as measured by the Russell 2000 Value Index, which was up over 14%, as compared to the benchmark Russell 2000 Growth Index's 4% gain during the fiscal year (source: Russell). Most individual sectors posted gains for the period, with the technology sector being the notable exception. The energy sector was by far the best-performing market sector during the period, delivering returns in excess of 50% (Source: Lipper).

Q: WHAT SPECIFICALLY INFLUENCED THE PERFORMANCE OF THE FUND?
A: Delaware Small Cap Growth Fund delivered disappointing returns for the period, with performance that trailed the benchmark Russell 2000 Growth Index and the Lipper Small-Cap Growth peer universe. The year's sub-par relative performance was largely due to poor stock selection in the technology and healthcare sectors, as well as an underweight in the energy sector relative to the benchmark index. The poor stock selection in the healthcare sector was the result of our relative overweight in the biotechnology and pharmaceutical industries within the sector, as stocks in these areas posted average declines in excess of 15%.

Q: WHICH STOCKS WERE AMONG THE STRONGEST PERFORMERS DURING THIS PERIOD?
A: Among individual stocks, Urban Outfitters was the biggest positive contributor to performance, as it rose more than 85% during the period based on continued strong growth in sales and earnings. Immucor was also a significant contributor, as it rose more than 100% for the period based on strong acceptance of its new blood testing system.

Q: WHICH STOCKS WERE AMONG THE BIGGEST DETRACTORS FROM OVERALL FUND PERFORMANCE?
A: Provide Commerce was one of the worst performing stocks during the period, as the stock declined close to 50% for the period after the company lowered its future earnings expectations. Inspire Pharmaceuticals was also down significantly during the period, declining more than 50% for the period after announcing disappointing results regarding its developmental drug for chronic dry eyes. We exited from both stocks during the year as a result of these negative developments.

Q: WHAT WAS THE STRATEGY DURING THE YEAR FOR THIS FUND?
A: Over the first quarter of 2005, lack of exposure to the energy sector was a main factor behind our relative underperformance. Poor stock selection in the healthcare sector, caused by our overweight in biotechnology issues, was a significant negative contributor. Overall stock selection within the biotechnology industry was positive for the period. We reduced our overall exposure in the financial sector, as many companies in that area faced rising interest rates. We also added several new names in technology.

The Small Cap Growth Fund was up solidly for the second quarter and outperformed the benchmark Russell 2000 Growth Index. Performance was driven almost entirely by strong stock selection--which was positive in almost all sectors--and was led by the healthcare, consumer non-durable and business services sectors. Additionally, a relative underweight in the basic industry/capital goods sector--one of the few sectors to post declines during the quarter--added value.

The Russell 2000 Value Index and the Russell 2000 Growth Index are unmanaged indices; you cannot invest directly in an index.

PERFORMANCE SUMMARY
  DELAWARE SMALL CAP GROWTH FUND

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/ performance. You should consider the investment objectives, risks, charges and expenses of the investment carefully before investing. The Delaware Small Cap Growth Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions and is subject to change.

FUND PERFORMANCE
Average Annual Total Returns

Through June 30, 2005                                    Lifetime    One Year
-------------------------------------------------------------------------------
Class A (Est. 7/31/01)
Excluding Sales Charge                                     +7.85%      +1.51%
Including Sales Charge                                     +6.23%      -4.35%
-------------------------------------------------------------------------------
Class B (Est. 7/31/01)
Excluding Sales Charge                                     +7.12%      +0.71%
Including Sales Charge                                     +6.65%      -3.27%
-------------------------------------------------------------------------------
Class C (Est. 7/31/01)
Excluding Sales Charge                                     +7.12%      +0.71%
Including Sales Charge                                     +7.12%      -0.28%
-------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and have an annual distribution and service fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

The average annual total returns for the lifetime and one-year periods ended June 30, 2005, for Delaware Small Cap Growth Fund's Class R shares were 11.56% and 1.15%, respectively. Class R shares were first made available on June 2, 2003 and are available only for certain retirement plan products. They are sold without a sales charge. The maximum annual distribution and service fee is 0.60% of average daily net assets, however, as of August 1, 2005, the Distributor has contracted to limit this amount to 0.50% through October 31, 2006.

The average annual total returns for the lifetime and one-year periods ended June 30, 2005, for Delaware Small Cap Growth Fund's Institutional Class shares were 8.09% and 1.76%, respectively. The Institutional Class shares were first made available on July 31, 2001 and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The performance table and graph on the following page do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

An expense limitation was in effect for all classes of Delaware Small Cap Growth Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

Nasdaq Institutional Class symbol:                          DSCIX
Nasdaq Class R symbol:                                      DSCRX

FUND BASICS
As of June 30, 2005
------------------------------------------------------
FUND OBJECTIVE:
The Fund seeks to provide long-term capital growth.
------------------------------------------------------
TOTAL FUND NET ASSETS:
$29.6 million
------------------------------------------------------
NUMBER OF HOLDINGS:
77
------------------------------------------------------
FUND START DATE:
July 31, 2001
------------------------------------------------------

--------------------------------------------------------------------------------
YOUR FUND MANAGERS:

Marshall T. Bassett joined Delaware Investments in 1997. In his most recent position, he served as a Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Before that, he was a Trust Officer at Sovran Bank and Trust Company. Mr. Bassett took responsibility for the Fund in April 2005.

Lori P. Wachs joined Delaware in 1992 after serving in the equity-risk arbitrage department of Goldman, Sachs & Company. She is a CFA Charterholder and a member of the Association for Investment Management and Research. Ms. Wachs holds a bachelor's degree in Economics from the University of Pennsylvania's Wharton School, where she concentrated on Finance.

Matthew Todorow joined Delaware Investments in 2003, Mr. Todorow served as Executive Director for Morgan Stanley Investment Management and as Portfolio Manager for the Small/Mid Cap Group; prior to that, he held positions at Keeton Capital Management. Mr. Todorow holds a BBA from Temple University and an MBA from the University of Georgia's Terry College of Business.

Steven T. Lampe joined Delaware Investments in 1995 and covers the financial services and business services sectors. He previously served as a manager at PricewaterhouseCoopers, specializing in financial services firms. Mr. Lampe is a Certified Public Accountant. Mr. Lampe received a bachelor's degree in Economics and an MBA degree with a concentration in Finance from the University of Pennsylvania's Wharton School.
--------------------------------------------------------------------------------
NASDAQ SYMBOLS:
Class A DSCAX
Class B DSCBX
Class C DSCCX
--------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT
July 31, 2001 (Fund's inception) through June 30, 2005

                      Delaware Small Cap
                          Growth Fund              Russell 2000
                        Class a Shares             Growth Index
                        --------------             ------------
       Jul-01               $9,425                   $10,000
       Dec-01               $9,957                    $9,920
       Jun-02               $9,015                    $8,199
       Dec-02               $8,426                    $6,917
       Jun-03              $10,166                    $8,254
       Dec-03              $11,895                   $10,274
       Jun-04              $12,482                   $10,857
       Dec-04              $13,380                   $11,743
       Jun-05              $13,271                   $11,323

Chart assumes $10,000 invested on July 31, 2001 and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Performance of other Fund classes will vary due to different charges and expenses. Returns plotted on the chart were as of the last day of each month shown. The Russell 2000 Growth Index is an unmanaged index that generally tracks the performance of those stocks in the Russell 2000 Index that have higher price-to-book ratios and higher forecasted growth values. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results. The performance graph does not reflect the deduction of taxes the shareholder would pay on Fund distribution or redemption of Fund shares.

DISCLOSURE                      For the Period January 1, 2005 to June 30, 2005
  OF FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES
The first section of the table(s) shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table(s) shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

DELAWARE SMALL CAP GROWTH FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                     Expenses
                                                            Beginning      Ending                  Paid During
                                                             Account       Account    Annualized     Period
                                                              Value         Value       Expense     1/1/05 to
                                                             1/1/05        6/30/05       Ratio       6/30/05*
---------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00       $956.00       1.65%        $8.00
Class B                                                     1,000.00        952.40       2.40%        11.62
Class C                                                     1,000.00        952.40       2.40%        11.62
Class R                                                     1,000.00        954.10       2.00%         9.69
Institutional Class                                         1,000.00        957.20       1.40%         6.79
---------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00     $1,016.61       1.65%        $8.25
Class B                                                     1,000.00      1,012.89       2.40%        11.98
Class C                                                     1,000.00      1,012.89       2.40%        11.98
Class R                                                     1,000.00      1,014.88       2.00%         9.99
Institutional Class                                         1,000.00      1,017.85       1.40%         7.00
---------------------------------------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SECTOR ALLOCATION                                           As of June 30, 2005
  DELAWARE SMALL CAP GROWTH FUND

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports. The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
-------------------------------------------------------------------------
COMMON STOCK                                                   94.82%
-------------------------------------------------------------------------
Basic Industry/Capital Goods                                    4.79%

Business Services                                               6.60%

Consumer Non-Durables                                          16.93%

Consumer Services                                              10.39%

Financial                                                      10.32%

Healthcare                                                     21.36%

Technology                                                     21.46%

Transportation                                                  2.97%
-------------------------------------------------------------------------
FEDERAL AGENCY (DISCOUNT NOTES)                                 4.66%
-------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.48%
-------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.52%
-------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
-------------------------------------------------------------------------

STATEMENT                                        DELAWARE SMALL CAP GROWTH FUND
  OF NET ASSETS                                  June 30, 2005

                                                           Number of   Market
                                                            Shares      Value
COMMON STOCK - 94.82%
Basic Industry/Capital Goods - 4.79%
  Engineered Support Systems                                10,350   $  370,841
  Lincoln Electric Holdings                                 13,800      457,470
 +NCI Building Systems                                      12,300      403,440
 +Trex                                                       7,200      185,040
                                                                     ----------
                                                                      1,416,791
                                                                     ----------
Business Services - 6.60%
 +Advisory Board                                            10,500      511,770
 +aQuantive                                                 17,400      308,328
 +Collectors Universe                                       19,600      343,392
 +iVillage                                                  53,200      318,136
 +Portfolio Recovery Associates                                900       37,818
 +Resources Connection                                      18,700      434,401
                                                                     ----------
                                                                      1,953,845
                                                                     ----------
Consumer Non-Durables - 16.93%
 +America's Car-Mart                                         9,800      220,598
 +Build-A-Bear Workshop                                     10,500      246,225
 +Carter's                                                   7,600      443,688
 +Coach                                                     29,100      976,887
 +Guitar Center                                              8,900      519,493
 +Hibbett Sporting Goods                                    21,825      825,858
 +Tractor Supply                                             5,300      260,230
 +Urban Outfitters                                          18,400    1,043,096
 +Warnaco Group Class A                                     20,500      476,625
                                                                     ----------
                                                                      5,012,700
                                                                     ----------
Consumer Services - 10.39%
 +BJ's Restaurants                                          47,200      960,047
 +Cheesecake Factory                                        13,800      479,274
 +First Cash Financial Services                             13,850      295,975
  Four Seasons Hotels                                        5,000      330,500
 +RARE Hospitality International                            11,250      342,788
 +Sonic                                                     15,850      483,901
 +TRM                                                       10,800      181,656
                                                                     ----------
                                                                      3,074,141
                                                                     ----------
Financial - 10.32%
  Brookline Bancorp                                         20,200      328,452
  Delphi Financial Group Class A                            14,900      657,835
  Downey Financial                                           5,200      380,640
  Hub International                                         10,300      200,747
  RAIT Investment Trust                                      7,800      233,610
 +Signature Bank/New York NY                                16,600      405,040
  West Corp                                                 16,200      849,204
                                                                     ----------
                                                                      3,055,528
                                                                     ----------
                                                           Number of   Market
                                                            Shares      Value
COMMON STOCK (continued)
Healthcare - 21.36%
 +Align Technology                                          34,100    $ 251,317
 +Amylin Pharmaceuticals                                    23,800      498,134
 +Animas                                                    24,000      483,600
 +Conceptus                                                 30,500      172,325
 +Conor Medsystems                                          10,900      167,315
 +CV Therapeutics                                           29,500      661,390
 +Digene                                                    11,800      326,624
 +Dyax                                                      30,200      142,544
 +Encysive Pharmaceuticals                                  27,900      301,599
 +Immucor                                                   13,575      392,996
 +Isolagen                                                  41,200      168,920
  Medicis Pharmaceutical Class A                            10,100      320,473
 +MGI Pharma                                                14,900      324,224
 +Nektar Therapeutics                                       31,000      522,040
 +POZEN                                                     19,800      162,360
 +Protein Design Labs                                       21,400      432,494
 +Rigel Pharmaceuticals                                     14,100      280,872
 +SeraCare Life Sciences                                     9,400      131,506
 +United Therapeutics                                       12,100      583,220
                                                                    -----------
                                                                      6,323,953
                                                                    -----------
Technology - 21.46%
 +Agile Software                                            30,400      191,520
 +Akamai Technologies                                       33,500      439,855
 +Cymer                                                     14,100      371,535
 +InPhonic                                                  11,500      176,870
 +Integrated Device Technology                              20,100      216,075
 +Interwoven                                                37,500      282,375
 +Jupitermedia                                              31,300      536,169
 +Manhattan Associates                                      11,500      220,915
 +Marchex                                                   29,600      445,184
 +MatrixOne                                                 59,600      298,000
 +Mattson Technology                                        38,600      276,376
 +Merix                                                     23,500      137,475
 +NMS Communications                                        38,300      109,538
 +O2Micro International                                     40,700      571,835
 +Power Integrations                                        16,100      347,277
 +SiRF Technology Holdings                                  23,200      410,176
 +Skyworks Solutions                                        19,600      144,452
 +SupportSoft                                               41,400      214,866
 +Tessera Technologies                                      20,000      668,199
 +TIBCO Software                                            44,800      292,992
                                                                    -----------
                                                                      6,351,684
                                                                    -----------
Transportation - 2.97%
  Knight Transportation                                     15,375      374,074
 +Old Dominion Freight Line                                  9,400      252,202
 +Universal Truckload Services                              15,000      253,350
                                                                    -----------
                                                                        879,626
                                                                    -----------
TOTAL COMMON STOCK
  (cost $22,343,860)                                                 28,068,268
                                                                    -----------

STATEMENT                                        DELAWARE SMALL CAP GROWTH FUND
  OF NET ASSETS (CONTINUED)

                                                        Principal      Market
                                                         Amount        Value

FEDERAL AGENCY (DISCOUNT NOTES) - 4.66%
 ^Fannie Mae
    2.975% 7/1/05                                      $1,240,000   $ 1,240,000
    3.153% 7/13/05                                        140,000       139,853
                                                                    -----------
TOTAL FEDERAL AGENCY (DISCOUNT NOTES)
  (cost $1,379,884)                                                   1,379,853
                                                                    -----------
TOTAL MARKET VALUE OF SECURITIES - 99.48%
  (cost $23,723,744)                                                 29,448,121
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 0.52%                                            154,921
                                                                    -----------
NET ASSETS APPLICABLE TO 2,654,077
  SHARES OUTSTANDING - 100.00%                                      $29,603,042
                                                                    ===========

Net Asset Value - Delaware Small Cap Growth Fund
  Class A ($14,044,596 / 1,243,040 Shares)                               $11.30
                                                                         ------
Net Asset Value - Delaware Small Cap Growth Fund
  Class B ($5,448,556 / 495,159 Shares)                                  $11.00
                                                                         ------
Net Asset Value - Delaware Small Cap Growth Fund
  Class C ($8,526,710 / 774,838 Shares)                                  $11.00
                                                                         ------
Net Asset Value - Delaware Small Cap Growth Fund
  Class R ($1,575,182 / 140,338 Shares)                                  $11.22
                                                                         ------
Net Asset Value - Delaware Small Cap Growth Fund
  Institutional Class ($7,998 / 701.7 Shares)                            $11.40
                                                                         ------

COMPONENTS OF NET ASSETS AT JUNE 30, 2005:
Shares of beneficial interest
  (unlimited authorization - no par)                                $23,562,365
Accumulated net realized gain on investments                            316,300
Net unrealized appreciation of investments                            5,724,377
                                                                    -----------
Total net assets                                                    $29,603,042
                                                                    ===========

+Non-income producing security for the year ended June 30, 2005.

^Zero coupon security. The interest rate is the yield at the time of purchase.

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE SMALL CAP GROWTH FUND
Net asset value Class A (A)                                              $11.30
Sales charge (5.75% of offering price) (B)                                 0.69
                                                                         ------
Offering price                                                           $11.99
                                                                         ======

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENT                                       DELAWARE SMALL CAP GROWTH FUND
  OF OPERATIONS                                 Year Ended June 30, 2005

INVESTMENT INCOME:
  Dividends                                                             $ 84,708
  Interest                                                                52,613
  Foreign tax withheld                                                      (453)      $ 136,868
                                                                        --------       ---------
EXPENSES:
  Management fees                                                        376,131
  Distribution expenses -- Class A                                        70,919
  Distribution expenses -- Class B                                        49,962
  Distribution expenses -- Class C                                        70,277
  Distribution expenses -- Class R                                         6,290
  Dividend disbursing and transfer agent fees and expenses               105,360
  Registration fees                                                       57,935
  Reports and statements to shareholders                                  40,698
  Legal and professional fees                                             14,991
  Accounting and administration expenses                                  12,526
  Custodian fees                                                          10,197
  Insurance fees                                                           2,778
  Trustees' fees                                                           2,360
  Pricing fees                                                               929
  Taxes (other than taxes on income)                                         260
  Other                                                                    6,381         827,994
                                                                        --------
  Less expenses absorbed or waived                                                      (101,554)
  Less waived distribution expenses--Class A                                             (11,820)
  Less expenses paid indirectly                                                             (539)
                                                                                       ---------
  Total operating expenses                                                               714,081
                                                                                       ---------
NET INVESTMENT LOSS                                                                     (577,213)
                                                                                       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                                       456,379
  Net change in unrealized appreciation/depreciation of investments                     (135,008)
                                                                                       ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                          321,371
                                                                                       ---------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $(255,842)
                                                                                       =========


See accompanying notes

STATEMENTS                                       DELAWARE SMALL CAP GROWTH FUND
  OF CHANGES IN NET ASSETS

                                                                                              Year Ended
                                                                                          6/30/05       6/30/04
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment loss                                                                 $ (577,213)   $  (334,581)
    Net realized gain on investments                                                       456,379        745,105
    Net change in unrealized appreciation/depreciation of investments                     (135,008)     4,239,166
                                                                                       -----------    -----------
    Net increase (decrease) in net assets resulting from operations                       (255,842)     4,649,690
                                                                                       -----------    -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments:
    Class A                                                                               (253,833)            --
    Class B                                                                                (50,236)            --
    Class C                                                                                (60,726)            --
    Class R                                                                                 (8,920)            --
    Institutional Class                                                                    (12,828)            --
                                                                                       -----------    -----------
                                                                                          (386,543)            --
                                                                                       -----------    -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                              8,812,083     22,850,831
    Class B                                                                              1,388,654      2,391,012
    Class C                                                                              3,891,066      4,132,063
    Class R                                                                              1,044,715        851,768
    Institutional Class                                                                      3,786      1,252,444

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                228,934             --
    Class B                                                                                 48,008             --
    Class C                                                                                 57,837             --
    Class R                                                                                  8,907             --
    Institutional Class                                                                     12,828             --
                                                                                       -----------    -----------
                                                                                        15,496,818     31,478,118
                                                                                       -----------    -----------

  Cost of shares repurchased:
    Class A                                                                            (19,361,134)    (4,107,054)
    Class B                                                                               (859,631)      (702,663)
    Class C                                                                             (1,466,546)      (785,151)
    Class R                                                                               (276,043)      (125,661)
    Institutional Class                                                                 (1,227,988)    (2,716,098)
                                                                                       -----------    -----------
                                                                                       (23,191,342)    (8,436,627)
                                                                                       -----------    -----------
Increase (decrease) in net assets derived from capital share transactions               (7,694,524)    23,041,491
                                                                                       -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS                                                   (8,336,909)    27,691,181

NET ASSETS:
  Beginning of year                                                                     37,939,951     10,248,770
                                                                                       -----------    -----------
  End of year (there was no undistributed net investment income at either year end)    $29,603,042    $37,939,951
                                                                                       ===========    ===========

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                        -----------------------------------------------
                                                                            Delaware Small Cap Growth Fund Class A
                                                                        -----------------------------------------------
                                                                                                             7/31/01(1)
                                                                                    Year Ended                  to
                                                                         6/30/05     6/30/04       6/30/03    6/30/02

NET ASSET VALUE, BEGINNING OF PERIOD                                     $11.260      $9.170       $8.130      $8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                                    (0.138)     (0.105)      (0.083)     (0.059)
Net realized and unrealized gain (loss) on investments                     0.291       2.195        1.123      (0.311)
                                                                         -------     -------       ------      ------
Total from investment operations                                           0.153       2.090        1.040      (0.370)
                                                                         -------     -------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                          (0.113)         --           --          --
                                                                         -------     -------       ------      ------
Total dividends and distributions                                         (0.113)         --           --          --
                                                                         -------     -------       ------      ------

NET ASSET VALUE, END OF PERIOD                                           $11.300     $11.260       $9.170      $8.130
                                                                         =======     =======       ======      ======
TOTAL RETURN(3)                                                            1.51%      22.79%       12.79%      (4.35%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                  $14,045     $25,035       $3,586      $1,130
Ratio of expenses to average net assets                                    1.65%       1.60%        1.60%       1.60%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                                  1.97%       1.95%        3.14%       6.34%
Ratio of net investment loss to average net assets                        (1.29%)     (0.99%)      (1.08%)     (0.77%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly                      (1.61%)     (1.34%)      (2.62%)     (5.51%)
Portfolio turnover                                                           87%         79%          60%        138%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                        -----------------------------------------------
                                                                             Delaware Small Cap Growth Fund Class B
                                                                        -----------------------------------------------
                                                                                                              7/31/01(1)
                                                                                    Year Ended                   to
                                                                         6/30/05      6/30/04     6/30/03      6/30/02

NET ASSET VALUE, BEGINNING OF PERIOD                                     $11.050      $9.070       $8.100      $8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                                    (0.217)     (0.184)      (0.140)     (0.118)
Net realized and unrealized gain (loss) on investments                     0.280       2.164        1.110      (0.282)
                                                                         -------     -------       ------      ------
Total from investment operations                                           0.063       1.980        0.970      (0.400)
                                                                         -------     -------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                          (0.113)         --           --          --
                                                                         -------     -------       ------      ------
Total dividends and distributions                                         (0.113)         --           --          --
                                                                         -------     -------       ------      ------

NET ASSET VALUE, END OF PERIOD                                           $11.000     $11.050       $9.070      $8.100
                                                                         =======     =======       ======      ======

TOTAL RETURN(3)                                                            0.71%      21.83%       11.98%      (4.71%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                   $5,448      $4,844       $2,460        $783
Ratio of expenses to average net assets                                    2.40%       2.35%        2.35%       2.35%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                                  2.67%       2.65%        3.85%       7.09%
Ratio of net investment loss to average net assets                        (2.04%)     (1.74%)      (1.83%)     (1.52%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly                      (2.31%)     (2.04%)      (3.33%)     (6.26%)
Portfolio turnover                                                           87%         79%          60%        138%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                        -----------------------------------------------
                                                                             Delaware Small Cap Growth Fund Class C
                                                                        -----------------------------------------------
                                                                                                             7/31/01(1)
                                                                                    Year Ended                   to
                                                                         6/30/05     6/30/04      6/30/03     6/30/02
NET ASSET VALUE, BEGINNING OF PERIOD                                     $11.050      $9.070       $8.100      $8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                                    (0.217)     (0.184)      (0.140)     (0.117)
Net realized and unrealized gain (loss) on investments                     0.280       2.164        1.110      (0.283)
                                                                         -------     -------       ------      ------
Total from investment operations                                           0.063       1.980        0.970      (0.400)
                                                                         -------     -------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                          (0.113)         --           --          --
                                                                         -------     -------       ------      ------
Total dividends and distributions                                         (0.113)         --           --          --
                                                                         -------     -------       ------      ------

NET ASSET VALUE, END OF PERIOD                                           $11.000     $11.050       $9.070      $8.100
                                                                         =======     =======       ======      ======

TOTAL RETURN(3)                                                            0.71%      21.83%       11.98%      (4.71%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                   $8,527      $6,000       $2,033        $795
Ratio of expenses to average net assets                                    2.40%       2.35%        2.35%       2.35%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                                  2.67%       2.65%        3.85%       7.09%
Ratio of net investment loss to average net assets                        (2.04%)     (1.74%)      (1.83%)     (1.52%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly                      (2.31%)     (2.04%)      (3.33%)     (6.26%)
Portfolio turnover                                                           87%         79%          60%        138%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                       ---------------------------------------
                                                                       Delaware Small Cap Growth Fund Class R
                                                                       ---------------------------------------
                                                                                                 6/2/03(1)
                                                                                    Year Ended      to
                                                                         6/30/05     6/30/04      6/30/03

Net asset value, beginning of period                                     $11.220      $9.170       $9.040

Income (loss) from investment operations:
Net investment loss(2)                                                    (0.176)     (0.144)      (0.003)
Net realized and unrealized gain on investments                            0.289       2.194        0.133
                                                                         -------     -------       ------
Total from investment operations                                           0.113       2.050        0.130
                                                                         -------     -------       ------

Less dividends and distributions from:
Net realized gain on investments                                          (0.113)         --           --
                                                                         -------     -------       ------
Total dividends and distributions                                         (0.113)         --           --
                                                                         -------     -------       ------

Net asset value, end of period                                           $11.220     $11.220       $9.170
                                                                         =======     =======       ======

Total return(3)                                                            1.15%      22.36%        1.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                   $1,575        $774            --
Ratio of expenses to average net assets                                    2.00%       1.95%        1.95%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                                  2.27%       2.25%        5.93%
Ratio of net investment loss to average net assets                        (1.64%)     (1.34%)      (1.09%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly                      (1.91%)     (1.64%)      (5.07%)
Portfolio turnover                                                           87%         79%          60%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                      ---------------------------------------------------
                                                                        Delaware Small Cap Growth Fund Institutional Class
                                                                       ---------------------------------------------------
                                                                                                             7/31/01(1)
                                                                                    Year Ended                  to
                                                                         6/30/05     06/30/04     06/30/03    6/30/02

Net asset value, beginning of period                                     $11.330      $9.210       $8.140      $8.500

Income (loss) from investment operations:
Net investment loss(2)                                                    (0.111)     (0.079)      (0.063)     (0.040)
Net realized and unrealized gain (loss) on investments                     0.294       2.199        1.133      (0.320)
Total from investment operations                                           0.183       2.120        1.070      (0.360)

Less dividends and distributions from:
Net realized gain on investments                                          (0.113)         --           --          --
Total dividends and distributions                                         (0.113)         --           --          --
                                                                         -------     -------       ------      ------

Net asset value, end of period                                           $11.400     $11.330       $9.210      $8.140
                                                                         =======     =======       ======      ======

Total return(3)                                                            1.76%      23.02%       13.14%      (4.24%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                       $8      $1,287       $2,169      $1,915
Ratio of expenses to average net assets                                    1.40%       1.35%        1.35%       1.35%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                                  1.67%       1.65%        2.85%       6.09%
Ratio of net investment loss to average net assets                        (1.04%)     (0.74%)      (0.83%)     (0.52%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly                      (1.31%)     (1.04%)      (2.33%)     (5.26%)
Portfolio turnover                                                           87%         79%          60%        138%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES                                           DELAWARE SMALL CAP GROWTH FUND
TO FINANCIAL STATEMENTS                         June 30, 2005

Delaware Group Equity Funds III (the "Trust") is organized as a Delaware statutory trust and offers three series: Delaware American Services Fund, Delaware Small Cap Growth Fund, and Delaware Trend Fund. These financial statements and the related notes pertain to Delaware Small Cap Growth Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held.
Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.
The investment objective of the Fund is to seek to provide long-term capital growth.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended June 30, 2005 were approximately $539. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 1.00% on the first $250 million of average daily net assets of the Fund, 0.90% on the next $250 million, and 0.75% on average daily net assets in excess of $500 million.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.35% of average daily net assets of the Fund through August 31, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Effective June 1, 2005, the Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and administration services. Prior to June 1, 2005, the Fund paid DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. DDLP has contracted to waive distribution and service fees through August 31, 2005 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets. Institutional Class shares pay no distribution and services expenses.

At June 30, 2005, the Fund had receivables due from or liabilities payable to affiliates as follows:

   Investment management fee receivable from DMC         $13,019
   Dividend disbursing, transfer agent, accounting
     and administration fees and other expenses
     payable to DSC                                      (14,583)
   Other expenses payable to DMC and affiliates*         (17,169)

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees.

For the year ended June 30, 2005, the Fund was charged $1,185 for internal legal services provided by DMC. For the year ended June 30, 2005, DDLP earned $13,019 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

NOTES                                             DELAWARE SMALL CAP GROWTH FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS
For the year ended June 30, 2005, the Fund made purchases of $30,613,682 and sales of $39,915,513 of investment securities other than short-term investments.

At June 30, 2005, the cost of investments for federal income tax purposes was $24,073,611. At June 30, 2005, net unrealized appreciation was $5,374,510, of which $7,054,840 related to unrealized appreciation of investments and $1,680,330 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the years ended June 30, 2005 and 2004 was as follows:

                                                             Year Ended
                                                        6/30/05         6/30/04
                                                        -------         -------
   Long-term capital gain                              $386,543           --


As of June 30, 2005, the components of net assets on a tax basis were as follows:

   Shares of beneficial interest                         $23,562,365
   Undistributed long-term capital gain                      666,167
   Unrealized appreciation of investments                  5,374,510
                                                         -----------
   Net assets                                            $29,603,042
                                                         ===========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the year ended June 30, 2005, the Fund recorded the following reclassifications:

   Accumulated net investment loss                          $577,213
   Paid-in-capital                                         $(577,213)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                      Year Ended
                                                  6/30/05      6/30/04
Shares sold:
   Class A                                        810,785     2,215,671
   Class B                                        133,114       233,180
   Class C                                        366,189       393,855
   Class R                                         96,107        80,485
   Institutional Class                                355       113,334

Shares issued upon reinvestment of
  dividends and distributions:
   Class A                                         23,242           --
   Class B                                          4,975           --
   Class C                                          5,994           --
   Class R                                            908           --
   Institutional Class                              1,294           --
                                                ---------    ---------
                                                1,442,963    3,036,525
                                                ---------    ---------

Shares repurchased:
  Class A                                           (1,814,688)     (382,868)
  Class B                                              (81,253)      (66,013)
  Class C                                             (140,289)      (75,036)
  Class R                                              (25,636)      (11,527)
  Institutional Class                                 (114,538)     (235,294)
                                                    (2,176,404)     (770,738)
                                                    ----------     ---------
Net increase (decrease)                               (733,441)    2,265,787
                                                    ==========     =========

For the years ended June 30, 2005 and 2004, 2,090 Class B shares were converted to 2,039 Class A shares valued at $23,304 and 11,381 Class B shares were converted to 11,184 Class A shares valued at $122,651, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments(R)
Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of June 30, 2005, or at any time during the fiscal year.

7. CREDIT AND MARKET RISK
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

8. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

9. TAX INFORMATION (UNAUDITED)
The information set forth below is for the Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended June 30, 2005, the Fund designates distributions paid during the year as follows:

         (A)                (B)
      Long-Term          Ordinary
    Capital Gains         Income               Total                (C)
   Distributions       Distributions        Distributions       Qualifying
    (Tax Basis)         (Tax Basis)         (Tax Basis)         Dividends(1)
   --------------      -------------        -------------       ------------
       100%                 --                 100%                 --

(A) and (B) are based on a percentage of the Fund's total distributions.

(C) is based on a percentage of the Fund's ordinary income distributions.

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

REPORT
   OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

Delaware Group Equity Funds III -
Delaware Small Cap Growth Fund

We have audited the accompanying statement of net assets of Delaware Small Cap Growth Fund (one of the series constituting Delaware Group Equity Funds III) (the "Fund") as of June 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Small Cap Growth Fund of Delaware Group Equity Funds III at June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                            Ernst & Young LLP

Philadelphia, Pennsylvania
August 12, 2005

OTHER                                            DELAWARE SMALL CAP GROWTH FUND
  FUND INFORMATION

The shareholders of Delaware Small Cap Growth Fund voted on the following proposals at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Trustees for the Trust.
                                                               Shares Voted
                                      Shares Voted For       Withheld Authority
                                      ----------------       ------------------
Thomas L. Bennett                       2,533,976                  42,085
Jude T. Driscoll                        2,533,976                  42,085
John A. Fry                             2,533,976                  42,085
Anthony D. Knerr                        2,533,976                  42,085
Lucinda S. Landreth                     2,533,725                  42,336
Ann R. Leven                            2,533,725                  42,336
Thomas F. Madison                       2,530,895                  45,166
Janet L. Yeomans                        2,533,725                  42,336
J. Richard Zecher                       2,533,976                  42,085

2. To approve the use of a "manager of managers" structure whereby the investment manager of the Fund will be able to hire and replace subadvisers without shareholder approval.

                                           For          Against     Abstain     Broker Non-Votes
                                           ----         -------     -------     ----------------
Delaware Small Cap Growth Fund           1,750,564      64,863       52,146          708,489

BOARD CONSIDERATION OF SMALL CAP GROWTH FUND INVESTMENT ADVISORY AGREEMENT
At a meeting held on May 18-19, 2005 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Small Cap Growth Fund (the "Fund"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment adviser. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Lipper reports compared the Fund's investment performance and expenses with those of other comparable mutual funds. The Board also requested and received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager's profitability organized by client type, including the Fund; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit the adviser's ability to fully invest in accordance with the Fund's policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Jude Driscoll, Chairman of the Delaware Investments Family of Funds, and Chairman and Chief Executive Officer of the investment adviser, was present to respond to questions raised by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment adviser and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Fund's investment adviser during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc., noting the receipt by such affiliate of the DALBAR Pyramid Award in four of the last six years and the continuing expenditures by Delaware Investments to increase and improve the scope of shareholder services. Additionally, the Board noted

OTHER                                           DELAWARE SMALL CAP GROWTH FUND
  FUND INFORMATION (CONTINUED)

BOARD CONSIDERATION OF SMALL CAP GROWTH FUND INVESTMENT ADVISORY AGREEMENT (CONTINUED)

the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Fund. The Board was pleased by DMC's investment performance, noting Barron's ranking of the Delaware Investments Family of Funds in the top quartile of mutual fund families for 2002 - 2004. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the highest performance is ranked first, and a fund with the lowest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one and three year periods ended February 28, 2005. The Board noted its objective that the Fund's performance be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board's view of such performance.

The Performance Universe for this Fund consisted of the Fund and all retail and institutional small cap growth funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one year period was in the fourth quartile of such Performance Universe. The report further showed that the Fund's total return for the three year period was in the first quartile. The Board noted that the Fund's performance results were mixed. The Board also noted that there had been recent transitions in the Fund's portfolio management team. Management explained that recent departures provided an opportunity to recruit additional investment personnel, as well as an opportunity to review the investment process and compensation structure to determine what changes could be made to enhance performance. The Board was satisfied that management was taking effective action to enhance Fund performance and meet the Board's performance objective.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds, Delaware Investments' institutional separate account business and other lines of business at Delaware Investments. The Board stated its belief that, given the differing level of service provided to Delaware Investments' various clients and other factors that related to the establishment of fee levels, variations in the levels of fees and expenses were justified. The Board placed significant emphasis on the comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of similar funds as selected by Lipper (the "Expense Group") and among the other Delaware Investments funds. In reviewing comparative costs, the Fund's contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Fund's total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board noted its objective to limit the Fund's total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board's view of such expenses.

Such expense comparisons for the Fund showed that its management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. At the Board's request, management also provided information relating to Delaware Investments' profitability by client type. The information provided set forth the revenue, expenses and pre-tax income/loss attributable to the Delaware Investments Family of Funds, Delaware Investments' separate account business and other lines of business at Delaware Investments. Emphasis was given to the level and type of service provided to the various clients. The Board was satisfied with the level of profits realized by Delaware Investments from its relationships with the Fund and the Delaware Investments Family of Funds.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Fund's management contract did not fall within the standard structure. Management explained that, given the micro-cap orientation of the Fund, management believed it was appropriate to institute a higher fee than that provided in the standard structure. Nonetheless, although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

DELAWARE INVESTMENTS(R) FAMILY OF FUNDS
  BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors ("Trustees"), which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees and Officers with certain background and related information.

                                                                                                         NUMBER OF
                                                                                                        PORTFOLIOS         OTHER
                                                                           PRINCIPAL                      IN FUND      DIRECTORSHIPS
      NAME,                   POSITION(S)                                OCCUPATION(S)               COMPLEX OVERSEEN     HELD BY
    ADDRESS                    HELD WITH     LENGTH OF TIME                DURING                        BY TRUSTEE       TRUSTEE
  AND BIRTHDATE                 FUND(S)          SERVED                  PAST 5 YEARS                    OR OFFICER      OR OFFICER
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
   JUDE T. DRISCOLL(2)          Chairman,       5 Years -               Since August 2000,                   92             None
   2005 Market Street           President,   Executive Officer      Mr. Driscoll has served in
   Philadelphia, PA          Chief Executive                        various executive capacities
      19103                    Officer and      1 Year -              at different times at
                                 Trustee        Trustee               Delaware Investments(1)
   March 10, 1963
                                                                   Senior Vice President and
                                                               Director of Fixed-Income Process -
                                                                    Conseco Capital Management
                                                                     (June 1998 - August 2000)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
   THOMAS L. BENNETT              Trustee       Since                 Private Investor -                     92             None
   2005 Market Street                       March 23, 2005         (March 2004 - Present)
   Philadelphia, PA
       19103                                                         Investment Manager -
                                                                    Morgan Stanley & Co.
   October 4, 1947                                              (January 1984 - March 2004)
------------------------------------------------------------------------------------------------------------------------------------
   JOHN A. FRY                    Trustee     4 Years                     President -                        92         Director -
   2005 Market Street                                             Franklin & Marshall College                       Community Health
   Philadelphia, PA                                                 (June 2002 - Present)                               Systems
      19103
                                                                  Executive Vice President -
   May 28, 1960                                                   University of Pennsylvania
                                                                   (April 1995 - June 2002)
------------------------------------------------------------------------------------------------------------------------------------
   ANTHONY D. KNERR               Trustee     12 Years            Founder/Managing Director -                92            None
   2005 Market Street                                             Anthony Knerr & Associates
   Philadelphia, PA                                                  (Strategic Consulting)
       19103                                                           (1990 - Present)

   December 7, 1938
------------------------------------------------------------------------------------------------------------------------------------
   LUCINDA S. LANDRETH            Trustee     Since                Chief Investment Officer -                92             None
   2005 Market Street                      March 23, 2005                Assurant, Inc.
   Philadelphia, PA                                                      (Insurance)
       19103                                                            (2002 - 2004)

   June 24, 1947
------------------------------------------------------------------------------------------------------------------------------------
   ANN R. LEVEN                   Trustee     16 Years         Treasurer/Chief Fiscal Officer -              92       Director and
2005 Market Street                                                National Gallery of Art                            Audit Committee
   Philadelphia, PA                                                    (1994 - 1999)                                  Chairperson -
     19103                                                                                                             Andy Warhol
                                                                                                                       Foundation

   November 1, 1940                                                                                                    Director and
                                                                                                                     Audit Committee
                                                                                                                         Member -
                                                                                                                       Systemax Inc.
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      NUMBER OF
                                                                                                     PORTFOLIOS         OTHER
                                                                           PRINCIPAL                   IN FUND      DIRECTORSHIPS
      NAME,                   POSITION(S)                                OCCUPATION(S)            COMPLEX OVERSEEN     HELD BY
    ADDRESS                    HELD WITH     LENGTH OF TIME                DURING                     BY TRUSTEE       TRUSTEE
  AND BIRTHDATE                 FUND(S)          SERVED                  PAST 5 YEARS                 OR OFFICER      OR OFFICER
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)
   THOMAS F. MADISON             Trustee     11 Years                   President/Chief                   92           Director -
   2005 Market Street                                                 Executive Officer -                            Banner Health
   Philadelphia, PA                                                    MLM Partners, Inc.
       19103                                                        (Small Business Investing                     Director and Audit
                                                                         and Consulting)                         Committee  Member -
   February 25, 1936                                                 (January 1993 - Present)                     CenterPoint Energy

                                                                                                                  Director and Audit
                                                                                                                  Committee Member -
                                                                                                                  Digital River Inc.

                                                                                                                  Director and Audit
                                                                                                                  Committee Member -
                                                                                                                        Rimage
                                                                                                                     Corporation

                                                                                                                  Director - Valmont
                                                                                                                   Industries, Inc.

------------------------------------------------------------------------------------------------------------------------------------
   JANET L. YEOMANS              Trustee       6 Years                Vice President/Mergers &             92            None
   2005 Market Street                                                Acquisitions - 3M Corporation
   Philadelphia, PA                                                     (January 2003 - Present)
        19103
                                                                        Ms. Yeomans has held
     July 31, 1948                                                   various management positions
                                                                     at 3M Corporation since 1983.
------------------------------------------------------------------------------------------------------------------------------------
   J. RICHARD ZECHER             Trustee        Since                         Founder -                    92     Director and Audit
   2005 Market Street                       March 23, 2005              Investor Analytics                       Committee Member -
   Philadelphia, PA                                                      (Risk Management)                        Investor Analytics
       19103                                                           (May 1999 - Present)
                                                                                                                  Director and Audit
   July 3, 1940                                                                                                  Committee Member -
                                                                                                                     Oxigene, Inc.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
   MICHAEL P. BISHOF           Senior       Chief Financial           Mr. Bishof has served in             92             None(3)
   2005 Market Street      Vice President    Officer since           various executive capacities
   Philadelphia, PA             and         February 17, 2005           at different times at
       19103               Chief Financial                               Delaware Investments.
                               Officer
   August 18, 1962
------------------------------------------------------------------------------------------------------------------------------------
   RICHELLE S. MAESTRO      Executive Vice     2 Years                 Ms. Maestro has served in            92             None(3)
   2005 Market Street         President,                              various executive capacities
   Philadelphia, PA       Chief Legal Officer                             at different times at
        19103               and Secretary                                  Delaware Investments.

   November 26, 1957
------------------------------------------------------------------------------------------------------------------------------------
   JOHN J. O'CONNOR     Senior Vice President   Treasurer              Mr. O'Connor has served in           92             None(3)
   2005 Market Street       and Treasurer        since                 various executive capacities
   Philadelphia, PA                         February 17, 2005             at different times at
      19103                                                               Delaware Investments.

   June 16, 1957
------------------------------------------------------------------------------------------------------------------------------------

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.

(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.

(3) Mr. Bishof, Ms. Maestro and Mr. O'Connor also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware
Investments(R)
-----------------------------------
A member of Lincoln Financial Group

This annual report is for the information of Delaware Small Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Small Cap Growth Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                           AFFILIATED OFFICERS                      CONTACT INFORMATION
JUDE T. DRISCOLL                            MICHAEL P. BISHOF                        INVESTMENT MANAGER
Chairman                                    Senior Vice President and                Delaware Management Company,
Delaware Investments Family of Funds        Chief Financial Officer                  a Series of Delaware Management Business Trust
Philadelphia, PA                            Delaware Investments Family of Funds     Philadelphia, PA
                                            Philadelphia, PA
THOMAS L. BENNETT                                                                    NATIONAL DISTRIBUTOR
Private Investor                            RICHELLE S. MAESTRO                      Delaware Distributors, L.P.
Rosemont, PA                                Executive Vice President,                Philadelphia, PA
                                            Chief Legal Officer and Secretary
JOHN A. FRY                                 Delaware Investments Family of Funds     SHAREHOLDER SERVICING, DIVIDEND
President                                   Philadelphia, PA                         DISBURSING AND TRANSFER AGENT
Franklin & Marshall College                                                          Delaware Service Company, Inc.
Lancaster, PA                               JOHN J. O'CONNOR                         2005 Market Street
                                            Senior Vice President and Treasurer      Philadelphia, PA 19103-7094
ANTHONY D. KNERR                            Delaware Investments Family of Funds
Managing Director                           Philadelphia, PA                         FOR SHAREHOLDERS
Anthony Knerr & Associates                                                           800 523-1918
New York, NY
                                                                                     FOR SECURITIES DEALERS AND FINANCIAL
LUCINDA S. LANDRETH                                                                  INSTITUTIONS REPRESENTATIVES ONLY
Former Chief Investment Officer                                                      800 362-7500
Assurant, Inc.
Philadelphia, PA                                                                     WEB SITE
                                                                                     www.delawareinvestments.com
ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer                                                Delaware Investments is the marketing name for
National Gallery of Art                                                              Delaware Management Holdings, Inc.
Washington, DC                                                                       and its subsidiaries.

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

J. RICHARD ZECHER
Founder
Investor Analytics
Scottsdale, AZ

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

(9588)                                                       Printed in the USA
AR-509 [6/05] IVES 8/05                                    MF-05-07-400 PO10300

                                             Delaware
                                             Investments(R)
                                             -----------------------------------
                                             A member of Lincoln Financial Group
GROWTH-EQUITY






ANNUAL REPORT JUNE 30, 2005
--------------------------------------------------------------------------------
              DELAWARE TREND FUND












[LOGO] POWERED BY RESEARCH (R)

TABLE
  OF CONTENTS

-----------------------------------------------------------------
PORTFOLIO MANAGEMENT REVIEW                                     1
-----------------------------------------------------------------
PERFORMANCE SUMMARY                                             2
-----------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     4
-----------------------------------------------------------------
SECTOR ALLOCATION                                               5
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                                       6

  Statement of Operations                                       8

  Statements of Changes in Net Assets                           9

  Financial Highlights                                         10

  Notes to Financial Statements                                15
-----------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM                                      18
-----------------------------------------------------------------
OTHER FUND INFORMATION                                         19
-----------------------------------------------------------------
BOARD OF TRUSTEES/DIRECTORS AND OFFICERS                       22
-----------------------------------------------------------------


    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

PORTFOLIO                                                    DELAWARE TREND FUND
  MANAGEMENT REVIEW                                          July 12, 2005

FUND MANAGER
Marshall T. Bassett
Lead Manager

Q: CAN YOU PROVIDE SOME BACKGROUND ON THE EQUITY MARKET DURING THE PERIOD?
A: Stocks generally posted gains for the one-year period ended June 30, 2005, as an overall economic rebound continued. A definitive end to the year's political battles largely brought about a strong fourth-calendar quarter rally, but this was largely offset by 2005's first-quarter declines as energy prices soared. Value stocks clearly outpaced growth-oriented issues as measured by the Russell 2000 Value Index*, which was up over 14%, as compared to the benchmark Russell 2000 Growth Index's* 4% gain during the fiscal year (source: Russell). Most individual sectors posted gains for the period, with the technology sector being the notable exception. Energy was by far the best-performing market sector during the period, delivering returns in excess of 50% (source: Lipper).

Q: WHAT FACTORS INFLUENCED FUND PERFORMANCE?
A: Delaware Trend Fund delivered disappointing returns for the period, with performance that trailed the benchmark Russell 2000 Growth Index and the Lipper Mid-Cap Growth peer universe. The year's sub-par performance relative to its benchmark was due largely to poor stock selection in the technology and healthcare sectors, as well as a relative underweight in the energy sector. The poor stock selection in the healthcare sector was the result of our relative overweight in the biotechnology and pharmaceutical industries within the sector, as stocks in these areas posted average declines in excess of 15% (source:
Lipper).

Q: WHAT AREAS OF THE FUND CONTRIBUTED TO RELATIVE PERFORMANCE?
A: Among individual stocks, Coach was the biggest positive contributor to performance, as it rose almost 50% during the year based on continued strong growth in sales and earnings. Vicuron Pharmaceuticals was also a significant contributor to performance, as it rose more than 50% during the time we held the stock after being acquired by Pfizer.

Q: WHICH HOLDINGS DETRACTED FROM OVERALL FUND PERFORMANCE?
A: Sirva was one of the worst performing stocks during the year, as it declined more than 60% during the time we held the stock after lowering its future earnings expectations. Inspire Pharmaceuticals was also down significantly during the period, as it declined more than 50% during the time we held the stock after announcing disappointing results regarding its developmental drug for chronic dry eyes. We exited from both stocks during the year as a result of these negative developments.

Q: WHAT WAS THE STRATEGY OVER THE LAST SEVERAL MONTHS?
A: Over the first quarter of 2005, lack of exposure to the energy sector was a main factor behind our relative underperformance. Poor stock selection in the healthcare sector, caused by our overweight in biotechnology issues, was a significant negative contributor. Overall stock selection within the biotechnology industry was positive for the period. We reduced our overall exposure in the financial sector, as many companies in that area faced rising interest rates. We also added several new names in technology.

The Trend Fund was up solidly for the second quarter and outperformed the benchmark Russell 2000 Growth Index. Performance was driven almost entirely by strong stock selection--which was positive in almost all sectors--and was led by the healthcare, consumer non-durable and business services sectors. Additionally, a relative underweight in the basic industry/capital goods sector--one of the few sectors to post declines during the quarter--added value.

*The Russell 2000 Value Index and the Russell 2000 Growth Index are unmanaged indexes; you can not invest directly in an index.

PERFORMANCE SUMMARY
  DELAWARE TREND FUND

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges and expenses of the investment company carefully before investing. The Delaware Trend Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions and is subject to change.

FUND PERFORMANCE
Average Annual Total Returns
Through June 30, 2005              Lifetime    10 Years    Five Years   One Year
--------------------------------------------------------------------------------
Class A (Est. 10/3/68)
Excluding Sales Charge               +9.23%     +10.60%      -4.76%      +1.20%
Including Sales Charge               +9.06%      +9.94%      -5.89%      -4.63%
--------------------------------------------------------------------------------
Class B (Est. 9/6/94)
Excluding Sales Charge              +10.80%      +9.96%      -5.44%      +0.44%
Including Sales Charge              +10.80%      +9.96%      -5.83%      -3.56%
--------------------------------------------------------------------------------
Class C (Est. 11/29/95)
Excluding Sales Charge               +8.91%                  -5.43%      +0.49%
Including Sales Charge               +8.91%                  -5.43%      -0.51%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and have an annual distribution and service fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%. Lifetime and 10-year performance figures for Class B shares reflect conversion to Class A after 8 years.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

The average annual total returns for the lifetime and one-year periods ended June 30, 2005 for Delaware Trend Fund's Class R shares were 10.63% and 0.91%, respectively. Class R shares were first made available on June 2, 2003 and are available only for certain retirement plan products. The maximum annual distribution and service fee is 0.60% of average daily net assets, however, as of August 1, 2005, the Distributor has contracted to limit this amount of 0.50% through October 31, 2006.

The average annual total returns for the lifetime (since 10/3/68), 10-year, five-year, and one-year periods ended June 30, 2005 for Delaware Trend Fund's Institutional Class were +9.33%, +10.90 %, -4.49%, and 1.44%, respectively. The Institutional Class shares were first made available on November 23, 1992 and are available without sales or asset-based distribution charges only to certain eligible institutional accounts. Institutional Class performance prior to November 23, 1992 for Delaware Trend Fund is based on Class A performance and was adjusted to eliminate the sales charges, but not the asset-based distribution charge of Class A shares.

The performance table and graph on the following page do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Nasdaq Institutional Class symbol:   DGTIX
Nasdaq Class R symbol:               DETRX

FUND BASICS
As of June 30, 2005
--------------------------------------------------------------------------------
FUND OBJECTIVE:
The Fund seeks capital appreciation by investing primarily in securities of emerging or other growth-oriented companies.
--------------------------------------------------------------------------------
TOTAL FUND NET ASSETS:
$ 1.31 billion
--------------------------------------------------------------------------------
NUMBER OF HOLDINGS:
76*
--------------------------------------------------------------------------------
FUND START DATE:
October 3, 1968
--------------------------------------------------------------------------------
*Excludes security lending collateral holdings.

--------------------------------------------------------------------------------
YOUR FUND MANAGERS:
Marshall T. Bassett joined Delaware in 1997. In his most recent position, he served as a Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Before that, he was a Trust Officer at Sovran Bank and Trust Company. Mr. Basset took responsibility for the Fund in April 2005.

Lori P. Wachs joined Delaware in 1992 after serving in the equity-risk arbitrage department of Goldman, Sachs & Company. She is a CFA Charterholder and a member of the Association for Investment Management and Research. Ms. Wachs holds a bachelor's degree in Economics from the University of Pennsylvania's Wharton School, where she concentrated on Finance.

Matthew Todorow joined Delaware Investments in 2003. Mr. Todorow served as Executive Director for Morgan Stanley Investment Management and as Portfolio Manager for the Small/Mid Cap Group; prior to that, he held positions at Keeton Capital Management. Mr. Todorow holds a BBA from Temple University and an MBA from the University of Georgia's Terry College of Business.

Steven T. Lampe joined Delaware Investments in 1995 and covers the financial services and business services sectors. He previously served as a manager at PricewaterhouseCoopers, specializing in financial services firms. Mr. Lampe is a Certified Public Accountant. Mr. Lampe received a bachelor's degree in Economics and an MBA degree with a concentration in Finance from the University of Pennsylvania's Wharton School.
--------------------------------------------------------------------------------
NASDAQ SYMBOLS:
Class A:  DELTX
Class B:  DERBX
Class C:  DETCX
--------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT
June 30, 1995 Through June 30, 2005

                          Delaware Trend Fund -             Russell 2000
                             Class A Shares                 Growth Index
                             --------------                 ------------
        30-Jun-95                $ 9,425                       $10,000
        30-Jun-96                $12,774                       $12,649
        30-Jun-97                $12,995                       $13,231
        30-Jun-98                $16,110                       $14,976
        30-Jun-99                $20,098                       $16,219
        30-Jun-00                $32,933                       $20,824
        30-Jun-01                $24,627                       $15,963
        30-Jun-02                $20,165                       $11,973
        30-Jun-03                $20,740                       $12,055
        30-Jun-04                $25,495                       $15,859
        30-Jun-05                $25,801                       $16,539

Chart assumes $10,000 invested on June 30, 1995 and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Performance of other Fund classes will vary due to differing charges and expenses. Returns plotted on the chart were as of the last day of each month shown. The Russell 2000 Growth Index is an unmanaged index that generally tracks the performance of those stocks in the Russell 2000 Index that have higher price-to-book ratios and higher forecasted growth values. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results. The performance graph does not reflect the deduction of taxes the shareholder would pay on Fund distribution or redemption of Fund shares.

DISCLOSURE                       For the Period January 1, 2005 to June 30, 2005
  OF FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

DELAWARE TREND FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                   Expenses
                                                           Beginning     Ending                   Paid During
                                                            Account      Account    Annualized      Period
                                                             Value        Value       Expense      1/1/05 to
                                                             1/1/05      6/30/05       Ratio        6/30/05*
-------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $  952.80       1.42%          $ 6.88
Class B                                                     1,000.00      949.00       2.12%           10.24
Class C                                                     1,000.00      949.40       2.12%           10.25
Class R                                                     1,000.00      951.20       1.72%            8.32
Institutional Class                                         1,000.00      954.00       1.12%            5.43
-------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,017.75       1.42%          $ 7.10
Class B                                                     1,000.00    1,014.28       2.12%           10.59
Class C                                                     1,000.00    1,014.28       2.12%           10.59
Class R                                                     1,000.00    1,016.27       1.72%            8.60
Institutional Class                                         1,000.00    1,019.24       1.12%            5.61
-------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SECTOR ALLOCATION                                            As of June 30, 2005
  DELAWARE TREND FUND

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports. The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   99.05%
------------------------------------------------------------------------
Basic Industry/Capital Goods                                    5.23%

Business Services                                              10.46%

Consumer Durables                                               0.77%

Consumer Non-Durables                                          12.33%

Consumer Services                                              14.04%

Energy                                                          0.59%

Financial                                                       8.65%

Healthcare                                                     22.68%

Technology                                                     21.18%

Transportation                                                  3.12%
------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           0.48%
------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL                                  25.29%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              124.82%
------------------------------------------------------------------------
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL            (25.29%)
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.47%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

STATEMENT                                                    DELAWARE TREND FUND
  OF NET ASSETS                                              June 30, 2005

                                                   Number of           Market
                                                     Shares            Value
COMMON STOCK - 99.05%
Basic Industry/Capital Goods - 5.23%
  *AMCOL International                               465,300     $    8,742,987
  +Mettler-Toledo International                      450,900         21,002,922
  *MSC Industrial Direct Class A                     767,700         25,909,875
  +Paxar                                             738,600         13,110,150
                                                                 --------------
                                                                     68,765,934
                                                                 --------------
Business Services - 10.46%
 *+Advisory Board                                    417,700         20,358,698
 *+Bright Horizons Family Solutions                  512,400         20,864,928
  +Fisher Scientific International                   427,900         27,770,710
  +Monster Worldwide                                 951,000         27,274,680
 *+Resources Connection                              922,000         21,418,060
 *+United Rentals                                    981,000         19,826,010
                                                                 --------------
                                                                    137,513,086
                                                                 --------------
Consumer Durables - 0.77%
  *Gentex                                            554,800         10,097,360
                                                                 --------------
                                                                     10,097,360
                                                                 --------------
Consumer Non-Durables - 12.33%
 *+Carter's                                          630,500         36,808,590
  +Coach                                           1,765,800         59,277,906
 *+Cost Plus                                         311,975          7,780,657
 *+Dick's Sporting Goods                             297,300         11,472,807
 *+Peet's Coffee & Tea                               363,200         12,000,128
   PETsMART                                          888,300         26,959,905
  +Too                                               331,700          7,751,829
                                                                 --------------
                                                                    162,051,822
                                                                 --------------
Consumer Services - 14.04%
 *+CEC Entertainment                                 395,000         16,625,550
  +Cheesecake Factory                                755,025         26,222,018
  *Four Seasons Hotels                               345,900         22,863,990
 *+Getty Images                                      441,400         32,778,364
 *+Kerzner International                             275,800         15,706,810
 *+Sonic                                             704,850         21,519,071
 *+West                                              637,600         24,483,840
 *+Wynn Resorts                                      514,800         24,334,596
                                                                 --------------
                                                                    184,534,239
                                                                 --------------
Energy - 0.59%
  *Carbo Ceramics                                     99,100          7,824,936
                                                                 --------------
                                                                      7,824,936
                                                                 --------------
Financial - 8.65%
   City National                                     264,000         18,931,440
  *Delphi Financial Group Class A                    201,200          8,882,980
   Downey Financial                                  233,600         17,099,520
   IPC Holdings                                      330,700         13,102,334
   PartnerRe                                         327,200         21,078,224
   Sovereign Bancorp                                 523,500         11,694,990
   Webster Financial                                 292,000         13,633,480
  *Westcorp                                          175,800          9,215,436
                                                                 --------------
                                                                    113,638,404
                                                                 --------------

                                                   Number of           Market
                                                     Shares            Value
COMMON STOCK (continued)
Healthcare - 22.68%
 *+Align Technology                                1,399,700     $   10,315,789
 *+Amylin Pharmaceuticals                          1,234,400         25,835,992
 +#Conceptus 144A                                    840,700          4,749,955
  +CV Therapeutics                                   389,800          8,739,316
  +Cytyc                                             541,000         11,934,460
 *+Digene                                            648,900         17,961,552
 *+Encysive Pharmaceuticals                        1,891,900         20,451,439
 *+Exelixis                                        1,087,600          8,080,868
 *+First Horizon Pharmaceutical                      652,500         12,423,600
  *Medicis Pharmaceutical Class A                    460,000         14,595,800
  *Mentor                                            216,800          8,992,864
  +MGI Pharma                                        750,000         16,320,000
 *+Nektar Therapeutics                             1,507,000         25,377,880
  +Neurocrine Biosciences                            334,700         14,077,482
 *+Par Pharmaceuticals                               391,900         12,466,339
 *+Protein Design Labs                             1,976,200         39,939,001
 *+Telik                                           1,108,400         18,022,584
 *+United Therapeutics                               576,900         27,806,580
                                                                 --------------
                                                                    298,091,501
                                                                 --------------
Technology - 21.18%
 *+Akamai Technologies                             1,243,000         16,320,590
 *+American Reprographics                            425,900          6,852,731
 *+Cymer                                             713,700         18,805,995
  +Fairchild Semiconductor Class A                   888,700         13,108,325
 *+Foundry Networks                                1,571,800         13,564,634
   Henry (Jack) & Associates                       1,045,500         19,143,105
 *+Hyperion Solutions                                378,100         15,214,744
  +Integrated Circuit Systems                        859,700         17,744,208
 *+Micrel                                          1,294,100         14,908,032
  +NAVTEQ                                            421,600         15,675,088
 *+Opsware                                         2,621,500         13,422,080
  +Polycom                                           763,700         11,386,767
 *+Power Integrations                                701,800         15,137,826
  +RSA Security                                      700,600          8,042,888
 *+salesforce.com                                    638,600         13,078,528
  +Sanmina-SCI                                     1,541,200          8,430,364
  +Silicon Image                                   1,192,500         12,235,050
 *+Skyworks Solutions                                948,200          6,988,234
 *+Tekelec                                         1,121,000         18,832,800
  +Vishay Intertechnology                          1,019,100         12,096,717
 *+Wind River Systems                                472,700          7,411,936
                                                                 --------------
                                                                    278,400,642
                                                                 --------------
Transportation - 3.12%
   Hunt (J.B.) Transport                             989,500         19,097,350
  *UTi Worldwide                                     314,300         21,881,566
                                                                 --------------
                                                                     40,978,916
                                                                 --------------
TOTAL COMMON STOCK (cost $913,207,766)                            1,301,896,840
                                                                 --------------

STATEMENT                                                    DELAWARE TREND FUND
  OF NET ASSETS (CONTINUED)

                                                   Principal          Market
                                                    Amount            Value
REPURCHASE AGREEMENTS - 0.48%
   With BNP Paribas 2.70% 7/1/05
      (dated 6/30/05, to be repurchased
      at $3,916,294, collateralized by
      $373,000 U.S. Treasury Bills due
      7/7/05, market value $373,000,
      $726,000 U.S. Treasury Bills due
      8/18/05, market value $722,687,
      $386,000 U.S. Treasury Bills due
      9/15/05, market value $383,558,
      $1,635,000 U.S. Treasury Bills due
      12/29/05, market value $1,608,599,
      $240,000 U.S. Treasury Notes 1.875%
      due 1/31/06, market value $239,637,
      $109,000 U.S. Treasury Notes 2.00%
      due 5/15/06, market value $107,892,
      $383,000 U.S. Treasury Notes 3.375%
      due 2/15/08, market value $384,745
      and $174,000 U.S. Treasury
      Notes 3.50% due 11/15/06,
      market value $175,005)                      $3,916,000     $    3,916,000
   With UBS Warburg 2.70% 7/1/05
      (dated 6/30/05, to be repurchased
      at $2,344,176, collateralized by
      $818,000 U.S. Treasury Bills due
      10/13/05, market value $810,184,
      $217,000 U.S. Treasury Bills due
      12/22/05, market value $213,157 and
      $1,363,000 U.S. Treasury Notes
      2.00% due 8/31/05,
      market value $1,368,969)                     2,344,000          2,344,000
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (cost $6,260,000)                                                  6,260,000
                                                                 --------------
TOTAL MARKET VALUE OF SECURITIES BEFORE
   SECURITIES LENDING COLLATERAL - 99.53%
   (cost $919,467,766)                                            1,308,156,840
                                                                 --------------
SECURITIES LENDING COLLATERAL** - 25.29%
Short-Term Investments
   Abbey National 3.13% 1/13/06                    7,224,119          7,227,056
   Australia New Zealand 3.28% 7/31/06             9,762,273          9,762,273
   Bank of New York 3.16% 4/4/06                   7,809,819          7,809,819
   Bank of the West 3.11% 3/2/06                   9,761,926          9,762,273
   Barclays London 3.10% 7/21/05                   9,762,885          9,762,396
   Bayerische Landesbank 3.29% 7/31/06             9,760,150          9,762,273
   Bear Stearns
      3.14% 1/17/06                                1,952,409          1,953,448
      3.22% 1/3/06                                 9,758,359          9,762,274
   Beta Finance 3.33% 4/18/06                      9,762,939          9,761,297
   Citigroup Global Markets
      3.48% 7/1/05                                90,469,164         90,469,164
      3.51% 7/7/05                                10,933,746         10,933,746
   Credit Swiss First Boston New York
      3.24% 4/18/06                               10,543,255         10,543,255
      3.49% 12/29/05                               2,049,660          2,050,158
   Deutsche Bank 3.10% 7/11/05                     7,810,051          7,809,819
   Goldman Sachs 3.58% 6/30/06                    10,735,280         10,738,501
   Lehman Holdings 3.52% 12/23/05                  9,761,993          9,768,123
   Marshall & Ilsley Bank 3.44% 12/29/05           9,762,830          9,762,567
   Merrill Lynch Mortgage Capital 3.54% 7/12/05    9,762,273          9,762,273
   Morgan Stanley
      3.34% 7/31/06                                1,950,545          1,952,455
      3.62% 6/30/06                                  976,423            976,227
   National City Bank 3.31% 1/23/06               11,129,593         11,129,593

                                                   Principal          Market
                                                    Amount            Value
SECURITIES LENDING COLLATERAL** (continued)
Short-Term Investments (continued)
   Pfizer 3.12% 7/31/06                         $9,371,782     $    9,371,783
   Proctor & Gamble 3.34% 7/31/06                9,762,273          9,762,274
   Royal Bank of Scotland 3.24% 7/31/06          9,763,335          9,762,273
   Sigma Finance 3.09% 9/30/05                   9,176,043          9,175,774
   Sun Trust Bank 3.27% 8/5/05                   4,881,073          4,880,869
   Wal-Mart Funding 3.33% 8/22/05                8,778,093          8,735,961
   Washington Mutual Bank 3.10% 7/8/05           9,762,454          9,762,273
   Wells Fargo 3.19% 7/31/06                     9,762,273          9,762,273
   Wilmington Trust Company 3.25% 8/9/05         9,762,650          9,762,354
                                                               --------------
TOTAL SECURITIES LENDING COLLATERAL
   (cost $332,434,824)                                            332,434,824
                                                               --------------

TOTAL MARKET VALUE OF SECURITIES - 124.82%
   (cost $1,251,902,590)                                        1,640,591,664***
OBLIGATION TO RETURN SECURITIES LENDING
   COLLATERAL - (25.29%)**                                       (332,434,824)
RECEIVABLES AND OTHER ASSETS
   NET OF LIABILITIES - 0.47%                                       6,169,670
                                                               --------------
NET ASSETS APPLICABLE TO 65,871,807
   SHARES OUTSTANDING - 100.00%                                $1,314,326,510
                                                               ==============

Net Asset Value - Delaware Trend Fund Class A
   ($748,151,375 / 37,074,991 Shares)                                  $20.18
                                                                       ------
Net Asset Value - Delaware Trend Fund Class B
   ($138,515,458 / 7,592,995 Shares)                                   $18.24
                                                                       ------
Net Asset Value - Delaware Trend Fund Class C
   ($145,327,505 / 7,827,959 Shares)                                   $18.57
                                                                       ------
Net Asset Value - Delaware Trend Fund Class R
   ($6,620,592 / 330,106 Shares)                                       $20.06
                                                                       ------
Net Asset Value - Delaware Trend Fund Institutional Class
   ($275,711,580 / 13,045,756 Shares)                                  $21.13
                                                                       ------

COMPONENTS OF NET ASSETS AT JUNE 30, 2005:
Shares of beneficial interest
   (unlimited authorization - no par)                          $1,081,733,213
Accumulated net realized loss on investments                     (156,095,839)
Net unrealized appreciation of investments
   and foreign currencies                                         388,689,136
                                                               --------------
Total net assets                                               $1,314,326,510
                                                               ==============

  +Non-income producing security for the year ended June 30, 2005.
  *Fully or partially on loan.
 **See Note 7 in "Notes to Financial Statements."
***Includes $325,126,800 of securities loaned.
  #Securities exempt from registration under Rule 144A of the Securities Act of 1933. See Note 8 in "Notes to Financial Statements."

NET ASSET VALUE AND OFFERING PRICE PER SHARE - DELAWARE TREND FUND
Net asset value Class A (A)                                              $20.18
Sales charge (5.75% of offering price) (B)                                 1.23
                                                                         ------
Offering price                                                           $21.41
                                                                         ======

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B) See the current prospectus for purchase of $50,000 or more.

See accompanying notes

STATEMENT                                               DELAWARE TREND FUND
  OF OPERATIONS                                         Year Ended June 30, 2005

INVESTMENT INCOME:
   Dividends                                                                                  $ 5,493,438
   Interest                                                                                       654,225
   Securities lending income                                                                      428,719
   Foreign tax withheld                                                                            (8,012)      $  6,568,370
                                                                                              -----------       ------------

EXPENSES:
   Management fees                                                                             10,460,559
   Dividend disbursing and transfer agent fees and expenses                                     4,340,136
   Distribution expenses -- Class A                                                             2,490,392
   Distribution expenses -- Class B                                                             1,604,376
   Distribution expenses -- Class C                                                             1,622,107
   Distribution expenses -- Class R                                                                32,346
   Reports and statements to shareholders                                                         774,655
   Accounting and administration expenses                                                         498,711
   Legal and professional fees                                                                    193,304
   Insurance fees                                                                                  89,716
   Registration fees                                                                               83,259
   Trustees' fees                                                                                  81,359
   Custodian fees                                                                                  53,198
   Taxes (other than taxes on income)                                                              38,116
   Other                                                                                           50,215         22,412,449
                                                                                              -----------
   Less expenses paid indirectly                                                                                        (871)
                                                                                                                ------------
   Total expenses                                                                                                 22,411,578
                                                                                                                ------------
NET INVESTMENT LOSS                                                                                              (15,843,208)
                                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
   Net realized gain on:
      Investments                                                                                                 71,764,263
      Foreign currencies                                                                                                 195
                                                                                                                ------------
   Net realized gain                                                                                              71,764,458
   Net change in unrealized appreciation/depreciation of investments and foreign currencies                      (54,689,989)
                                                                                                                ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES                                            17,074,469
                                                                                                                ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                            $  1,231,261
                                                                                                                ============

See accompanying notes

STATEMENTS                                                   DELAWARE TREND FUND
  OF CHANGES IN NET ASSETS

                                                                                                            Year Ended
                                                                                                   6/30/05              6/30/04
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss                                                                         $  (15,843,208)      $  (18,487,150)
   Net realized gain on investments and foreign currencies                                         71,764,458          157,969,589
   Net change in unrealized appreciation/depreciation of investments and foreign currencies       (54,689,989)         183,873,080
                                                                                               --------------       --------------
   Net increase in net assets resulting from operations                                             1,231,261          323,355,519
                                                                                               --------------       --------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold:
      Class A                                                                                     170,547,071          277,171,820
      Class B                                                                                       6,961,179           17,503,435
      Class C                                                                                      25,424,851           45,421,894
      Class R                                                                                       6,932,476            2,299,410
      Institutional Class                                                                          79,130,900          147,239,725
                                                                                               --------------       --------------
                                                                                                  288,996,477          489,636,284
                                                                                               --------------       --------------
   Cost of shares repurchased:
      Class A                                                                                    (379,712,228)        (276,142,006)
      Class B                                                                                     (55,954,359)         (43,346,809)
      Class C                                                                                     (57,176,854)         (32,513,737)
      Class R                                                                                      (2,636,620)            (223,291)
      Institutional Class                                                                        (167,266,036)        (141,910,121)
                                                                                               --------------       --------------
                                                                                                 (662,746,097)        (494,135,964)
                                                                                               --------------       --------------
Decrease in net assets derived from capital share transactions                                   (373,749,620)          (4,499,680)
                                                                                               --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS                                                            (372,518,359)         318,855,839

NET ASSETS:
   Beginning of year                                                                            1,686,844,869        1,367,989,030
                                                                                               --------------       --------------
   End of year (there was no undistributed net investment income at either year end)           $1,314,326,510       $1,686,844,869
                                                                                               ==============       ==============

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding
throughout each period were as follows:
------------------------------------------------------------------------------------------------------------------------
                                                                            DELAWARE TREND FUND CLASS A
------------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                              6/30/05     6/30/04      6/30/03     6/30/02      6/30/01
NET ASSET VALUE, BEGINNING OF PERIOD                          $19.940     $16.220      $15.770     $19.260      $27.800

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1)                                         (0.185)     (0.195)      (0.138)     (0.151)      (0.146)
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.425       3.915        0.588      (3.339)      (6.279)
                                                              -------     -------      -------     -------      -------
Total from investment operations                                0.240       3.720        0.450      (3.490)      (6.425)
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                   --          --           --          --       (2.115)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                                  --          --           --          --       (2.115)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $20.180     $19.940      $16.220     $15.770      $19.260
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(2)                                                 1.20%      22.93%        2.85%     (18.12%)     (25.22%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $748,151    $956,366     $770,744    $829,409     $856,732
Ratio of expenses to average net assets                         1.40%       1.50%        1.50%       1.45%        1.34%
Ratio of net investment loss to average net assets             (0.98%)     (1.06%)      (0.98%)     (0.91%)      (0.68%)
Portfolio turnover                                                44%         59%          40%         47%          50%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding
throughout each period were as follows:
------------------------------------------------------------------------------------------------------------------------
                                                                             DELAWARE TREND FUND CLASS B
------------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                              6/30/05     6/30/04      6/30/03     6/30/02      6/30/01
NET ASSET VALUE, BEGINNING OF PERIOD                          $18.160     $14.880      $14.570     $17.920      $26.180

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1)                                         (0.305)     (0.312)      (0.226)     (0.258)      (0.283)
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.385       3.592        0.536      (3.092)      (5.862)
                                                              -------     -------      -------     -------      -------
Total from investment operations                                0.080       3.280        0.310      (3.350)      (6.145)
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                   --          --           --          --       (2.115)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                                  --          --           --          --       (2.115)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $18.240     $18.160      $14.880     $14.570      $17.920
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(2)                                                 0.44%      22.04%        2.13%     (18.65%)     (25.76%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $138,515    $188,363     $176,460    $199,027     $247,230
Ratio of expenses to average net assets                         2.10%       2.20%        2.20%       2.16%        2.05%
Ratio of net investment loss to average net assets             (1.68%)     (1.76%)      (1.68%)     (1.62%)      (1.39%)
Portfolio turnover                                                44%         59%          40%         47%          50%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding
throughout each period were as follows:
------------------------------------------------------------------------------------------------------------------------
                                                                             DELAWARE TREND FUND CLASS C
------------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                              6/30/05     6/30/04      6/30/03     6/30/02      6/30/01
NET ASSET VALUE, BEGINNING OF PERIOD                          $18.480     $15.140      $14.820     $18.230      $26.600

Income (loss) from investment operations:
Net investment loss(1)                                         (0.308)     (0.315)      (0.228)     (0.250)      (0.280)
Net realized and unrealized gain (loss) on investments
   and foreign currencies                                       0.398       3.655        0.548      (3.160)      (5.975)
                                                              -------     -------      -------     -------      -------
Total from investment operations                                0.090       3.340        0.320      (3.410)      (6.255)
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                   --          --           --          --       (2.115)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                                  --          --           --          --       (2.115)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $18.570     $18.480      $15.140     $14.820      $18.230
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(2)                                                 0.49%      22.06%        2.16%     (18.70%)     (25.73%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $145,328    $177,631     $134,153    $130,860     $127,154
Ratio of expenses to average net assets                         2.10%       2.20%        2.20%       2.16%        2.05%
Ratio of net investment loss to average net assets             (1.68%)     (1.76%)      (1.68%)     (1.62%)      (1.39%)
Portfolio turnover                                                44%         59%          40%         47%          50%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding
throughout each period were as follows:
--------------------------------------------------------------------------------------------------------------------------
                                                                                        DELAWARE TREND FUND CLASS R
--------------------------------------------------------------------------------------------------------------------------
                                                                                              Year              Period
                                                                                              Ended          6/2/03(1) to
                                                                                       6/30/05     6/30/04      6/30/03
NET ASSET VALUE, BEGINNING OF PERIOD                                                   $19.880     $16.220      $16.260

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                                                  (0.246)     (0.258)      (0.011)
Net realized and unrealized gain (loss) on investments and foreign currencies            0.426       3.918       (0.029)
                                                                                       -------     -------      -------
Total from investment operations                                                         0.180       3.660       (0.040)
                                                                                       -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                                         $20.060     $19.880      $16.220
                                                                                       =======     =======      =======

TOTAL RETURN(3)                                                                          0.91%      22.56%       (0.25%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                                 $6,621      $2,149          $--
Ratio of expenses to average net assets                                                  1.70%       1.80%        1.95%
Ratio of net investment loss to average net assets                                      (1.28%)     (1.36%)      (1.49%)
Portfolio turnover                                                                         44%         59%          40%

(1) Date of initial public offering; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding
throughout each period were as follows:
------------------------------------------------------------------------------------------------------------------------
                                                                       DELAWARE TREND FUND INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                              6/30/05     6/30/04      6/30/03     6/30/02      6/30/01
NET ASSET VALUE, BEGINNING OF PERIOD                          $20.830     $16.890      $16.370     $19.940      $28.630

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1)                                         (0.129)     (0.141)      (0.096)     (0.102)      (0.084)
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.429       4.081        0.616      (3.468)      (6.491)
                                                              -------     -------      -------     -------      -------
Total from investment operations                                0.300       3.940        0.520      (3.570)      (6.575)
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                   --          --           --          --       (2.115)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                                  --          --           --          --       (2.115)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $21.130     $20.830      $16.890     $16.370      $19.940
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(2)                                                 1.44%      23.33%        3.18%     (17.90%)     (25.00%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $275,712    $362,336     $286,632    $213,433     $262,451
Ratio of expenses to average net assets                         1.10%       1.20%        1.20%       1.16%        1.05%
Ratio of net investment loss to average net assets             (0.68%)     (0.76%)      (0.68%)     (0.62%)      (0.39%)
Portfolio turnover                                                44%         59%          40%         47%          50%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

NOTES                                                        DELAWARE TREND FUND
  TO FINANCIAL STATEMENTS                                    June 30, 2005

Delaware Group Equity Funds III (the "Trust") is organized as a Delaware statutory trust and offers three series, Delaware American Services Fund, Delaware Small Cap Growth Fund, and Delaware Trend Fund. These financial statements and related notes pertain to the Delaware Trend Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek capital appreciation by investing primarily in securities of emerging or other growth-oriented companies.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may or may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended June 30, 2005 were approximately $871. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. Investment Management, Administration Agreements and Other
   Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on the average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Effective June 1, 2005, the Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average net assets. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend and disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for the Fund's Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above.

NOTES                                                        DELAWARE TREND FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER
   TRANSACTIONS WITH AFFILIATES (CONTINUED)
At June 30, 2005, the Fund had liabilities payable to affiliates as follows:

   Investment management fee payable to DMC                           $776,187

   Dividend disbursing, transfer agent,
     accounting and administration fees and
     other expenses payable to DSC                                     432,300

   Other expenses payable to DMC and affiliates*                       466,862

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholders reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the year ended June 30, 2005, the Fund was charged $61,111 for internal legal services provided by DMC.

For the year ended June 30, 2005, DDLP earned $71,183 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/ or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the year ended June 30, 2005, the Fund made purchases of $641,732,656 and sales of $969,653,123 of investment securities other short-term investments.

At June 30, 2005, the cost of investments for federal income tax purposes was $1,270,239,547. At June 30, 2005, net unrealized appreciation was $370,352,117, of which $426,917,151 related to unrealized appreciation of investments and $56,565,034 related to unrealized depreciation of investments.

4. DIVIDENDS AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. There were no distributions paid for the years ended June 30, 2005 and 2004.

As of June 30, 2005, the components of net assets on a tax basis were as follows:

   Shares of beneficial interest                              $ 1,081,733,213

   Capital loss carryforwards                                    (137,758,882)

   Unrealized appreciation of
     investments and foreign currencies                           370,352,179
                                                              ---------------
   Net assets                                                 $ 1,314,326,510
                                                              ===============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $72,053,449 was utilized in 2005. Such capital loss carryforwards expire as follows: $42,027,145 expires in 2010 and $95,731,737 expires in 2011.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these classifications. For the year ended June 30, 2005, the Fund recorded the following permanent reclassifications:

   Accumulated net investment loss                            $ 15,843,208

   Accumulated net gain on investments                                (195)

   Paid-in capital                                             (15,843,013)

5. CAPITAL SHARES
Transactions in capital stock shares were as follows:
                                                        Year Ended
                                              6/30/05                 6/30/04
Shares sold:
   Class A                                   8,795,451              15,066,238
   Class B                                     396,002               1,032,763
   Class C                                   1,422,710               2,616,143
   Class R                                     356,086                 119,545
   Institutional Class                       3,909,546               7,557,196
                                           -----------             -----------
                                            14,879,795              26,391,885
                                           -----------             -----------
Shares repurchased:
   Class A                                 (19,674,405)            (14,620,231)
   Class B                                  (3,176,632)             (2,520,196)
   Class C                                  (3,207,258)             (1,864,546)
   Class R                                    (134,067)                (11,459)
   Institutional Class                      (8,261,923)             (7,126,889)
                                           -----------             -----------
                                           (34,454,285)            (26,143,321)
                                           -----------             -----------
Net increase (decrease)                    (19,574,490)                248,564
                                           ===========                 =======

For the years ended June 30, 2005 and 2004, 466,783 Class B shares were converted to 428,041 Class A shares valued at $7,990,173 and 452,656 Class B shares were converted to 412,546 Class A shares valued at $8,074,095, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. LINES OF CREDIT
The Fund, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of June 30, 2005, or at any time during the fiscal year.

NOTES                                                       DELAWARE TREND FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

7. SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation. At June 30, 2005, the market value of securities on loan was $325,126,800, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

8. CREDIT AND MARKET RISK
The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At June 30, 2005, 144A securities represented approximately 0.36% of total assets. None of the securities has been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

9. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

REPORT
  OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware Group Equity Funds III - Delaware Trend Fund

We have audited the accompanying statement of net assets of Delaware Trend Fund (one of the series constituting Delaware Group Equity III) (the "Fund") as of June 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Trend Fund of Delaware Group Equity Funds III at June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                      /s/ Ernst & Young LLP
Philadelphia, Pennsylvania
August 12, 2005

OTHER                                                       DELAWARE TREND FUND
  FUND INFORMATION

PROXY RESULTS
The shareholders of Delaware Trend Fund voted on the following proposals at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Trustees for the Trust.
                                                             Shares Voted
                                Shares Voted For          Withhold Authority
                                ----------------           -----------------
Thomas L. Bennett                  39,718,524                 2,911,123
Jude T. Driscoll                   39,716,704                 2,912,943
John A. Fry                        39,724,833                 2,904,814
Anthony D. Knerr                   39,732,085                 2,897,562
Lucinda S. Landreth                39,709,683                 2,919,964
Ann R. Leven                       39,710,885                 2,918,762
Thomas F. Madison                  39,692,605                 2,937,042
Janet L. Yeomans                   39,723,463                 2,906,184
J. Richard Zecher                  39,714,094                 2,915,553

2. To approve the use of a "manager of managers" structure whereby the investment manager of the Fund will be able to hire and replace subadvisors without shareholder approval.

                             For       Against      Abstain    Broker Non-Votes
                             ---       -------      -------    ----------------
Delaware Trend Fund      32,475,034   2,182,820    2,834,629       5,137,164

BOARD CONSIDERATION OF DELAWARE TREND FUND INVESTMENT ADVISORY AGREEMENT
At a meeting held on May 18-19, 2005 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Trend Fund (the "Fund"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Lipper reports compared the Fund's investment performance and expenses with those of other comparable mutual funds. The Board also requested and received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager's profitability organized by client type, including the Fund; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit the advisor's ability to fully invest in accordance with the Fund's policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Jude Driscoll, Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions raised by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

OTHER                                                       DELAWARE TREND FUND
  FUND INFORMATION (CONTINUED)

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments(R) Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Fund's investment advisor during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc., noting the receipt by such affiliate of the DALBAR Pyramid Award in four of the last six years and the continuing expenditures by Delaware Investments to increase and improve the scope of shareholder services. Additionally, the Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Fund. The Board was pleased by DMC's investment performance, noting Barron's ranking of the Delaware Investments Family of Funds in the top quartile of mutual fund families for 2002 - 2004. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the highest performance is ranked first, and a fund with the lowest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% -- the second quartile; the next 25% -- the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three, five and 10 year periods ended February 28, 2005. The Board noted its objective that the Fund's performance be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board's view of such performance.

The Performance Universe for this Fund consisted of the Fund and all retail and institutional mid-cap growth funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one year period was in the fourth quartile of such Performance Universe. The report further showed that the Fund's total return for the two and three year periods was in the second quartile and the Fund's total return for the 10 year period was in the first quartile. The Board noted that the Fund's performance results were mixed. The Board also noted that there had been recent transitions in the Fund's portfolio management team. Management explained that recent departures provided an opportunity to recruit additional investment personnel, as well as an opportunity to review the investment process and compensation structure to determine what changes could be made to enhance performance. The Board was satisfied that management was taking effective action to enhance Fund performance and meet the Board's performance objective.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds, Delaware Investments' institutional separate account business and other lines of business at Delaware Investments. The Board stated its belief that, given the differing level of service provided to Delaware Investments' various clients and other factors that related to the establishment of fee levels, variations in the levels of fees and expenses were justified. The Board placed significant emphasis on the comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of similar funds as selected by Lipper (the "Expense Group") and among the other Delaware Investments funds. In reviewing comparative costs, the Fund's contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Fund's total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board noted its objective to limit the Fund's total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board's view of such expenses.

Such expense comparisons for the Fund showed that its management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund's management fee, but noted that the Fund's total expenses were not in line with the Board's objective. In evaluating the total expenses, the Board considered recent initiatives implemented by management, such as changes to the record keeping platform for retirement accounts, creating an opportunity for a reduction in expenses. The Board was satisfied with management's efforts to improve the Fund's total expense ratio and bring it in line with the Board's objective.

OTHER                                                       DELAWARE TREND FUND
  FUND INFORMATION (CONTINUED)

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments(R) Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. At the Board's request, management also provided information relating to Delaware Investments' profitability by client type. The information provided set forth the revenue, expenses and pre-tax income/loss attributable to the Delaware Investments Family of Funds, Delaware Investments' separate account business and other lines of business at Delaware Investments. Emphasis was given to the level and type of service provided to the various clients. The Board was satisfied with the level of profits realized by Delaware Investments from its relationships with the Fund and the Delaware Investments Family of Funds.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Fund's management contract fell within the standard structure. The Board also noted that the Fund's assets exceeded the third breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the manager and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders.

DELAWARE INVESTMENTS(R) FAMILY OF FUNDS
  BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors ("Trustees"), which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees and Officers with certain background and related information.

                                                                                                   NUMBER OF              OTHER
                                                                                              PORTFOLIOS IN FUND      DIRECTORSHIPS
      NAME,             POSITION(S)                                                            COMPLEX OVERSEEN          HELD BY
  ADDRESS AND            HELD WITH           LENGTH OF TIME        PRINCIPAL OCCUPATION(S)         BY TRUSTEE            TRUSTEE
   BIRTHDATE              FUND(S)               SERVED               DURING PAST 5 YEARS           OR OFFICER           OR OFFICER
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

JUDE T. DRISCOLL(2)        Chairman,        5 Years - Executive       Since August 2000,           92                   None
2005 Market Street      President, Chief          Officer          Mr. Driscoll has served
 Philadelphia, PA       Executive Officer                            in various executive
      19103               and Trustee        1 Year - Trustee      capacities at different
                                                                     times at Delaware
March 10, 1963                                                         Investments(1)

                                                                Senior Vice President and
                                                                 Director of Fixed-Income
                                                                Process - Conseco Capital
                                                                        Management
                                                                 (June 1998 - August 2000)

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

 THOMAS L. BENNETT          Trustee               Since             Private Investor -             92                   None
2005 Market Street                            March 23, 2005      (March 2004 - Present)
 Philadelphia, PA
    19103                                                          Investment Manager -
                                                                   Morgan Stanley & Co.
October 4, 1947                                                 (January 1984 - March 2004)

   JOHN A. FRY              Trustee              4 Years         President - Franklin &           92           Director - Community
2005 Market Street                                                   Marshall College                              Health Systems
 Philadelphia, PA                                                 (June 2002 - Present)
     19103
                                                                 Executive Vice President
May 28, 1960                                                         - University of
                                                                       Pennsylvania
                                                                 (April 1995 - June 2002)

 ANTHONY D. KNERR           Trustee              12 Years       Founder/Managing Director          92                   None
2005 Market Street                                                  - Anthony Knerr &
 Philadelphia, PA                                                  Associates (Strategic
      19103                                                              Consulting)
                                                                      (1990 - Present)
December 7, 1938

LUCINDA S. LANDRETH         Trustee               Since         Chief Investment Officer -         92                   None
 2005 Market Street                           March 23, 2005        Assurant, Inc.
Philadelphia, PA                                                     (Insurance)
    19103                                                           (2002 - 2004)

June 24, 1947

  ANN R. LEVEN              Trustee              16 Years         Treasurer/Chief Fiscal           92            Director and Audit
2005 Market Street                                                  Officer - National                                Committee
 Philadelphia, PA                                                     Gallery of Art                                Chairperson -
      19103                                                           (1994 - 1999)                                  Andy Warhol
                                                                                                                     Foundation
November 1, 1940
                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                   Systemax Inc.

                                                                                                   NUMBER OF              OTHER
                                                                                              PORTFOLIOS IN FUND      DIRECTORSHIPS
      NAME,             POSITION(S)                                                            COMPLEX OVERSEEN          HELD BY
  ADDRESS AND            HELD WITH           LENGTH OF TIME        PRINCIPAL OCCUPATION(S)         BY TRUSTEE            TRUSTEE
   BIRTHDATE              FUND(S)               SERVED               DURING PAST 5 YEARS           OR OFFICER           OR OFFICER
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (continued)

THOMAS F. MADISON            Trustee              11 Years       President/Chief Executive           92              Director -
2005 Market Street                                                Officer - MLM Partners,                           Banner Health
 Philadelphia, PA                                                  Inc. (Small Business
     19103                                                       Investing and Consulting)                       Director and Audit
                                                                 (January 1993 - Present)                        Committee Member -
February 25, 1936                                                                                                CenterPoint Energy

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Digital River Inc.

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Rimage Corporation

                                                                                                                     Director -
                                                                                                                 Valmont Industries,
                                                                                                                        Inc.

 JANET L. YEOMANS            Trustee             6 Years         Vice President/Mergers &            92                   None
2005 Market Street                                                      Acquisitions -
 Philadelphia, PA                                                      3M Corporation
     19103                                                        (January 2003 - Present)

 July 31, 1948                                                      Ms. Yeomans has held
                                                                     various management
                                                                positions at 3M Corporation
                                                                        since 1983.

J. RICHARD ZECHER            Trustee              Since                  Founder -                   92           Director and Audit
2005 Market Street                            March 23, 2005         Investor Analytics                           Committee Member -
 Philadelphia, PA                                                    (Risk Management)                            Investor Analytics
      19103                                                         (May 1999 - Present)
                                                                                                                  Director and Audit
July 3, 1940                                                                                                      Committee Member -
                                                                                                                    Oxigene, Inc.

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

 MICHAEL P. BISHOF         Senior Vice       Chief Financial      Mr. Bishof has served in           92                   None(3)
2005 Market Street        President and       Officer since     various executive capacities
Philadelphia, PA         Chief Financial    February 17, 2005     at different times at
    19103                    Officer                               Delaware Investments.

 August 18, 1962

RICHELLE S. MAESTRO      Executive Vice          2 Years          Ms. Maestro has served in          92                   None(3)
2005 Market Street      President, Chief                        various executive capacities
 Philadelphia, PA      Legal Officer and                          at different times at
     19103                 Secretary                                Delaware Investments.

November 26, 1957

 JOHN J. O'CONNOR    Senior Vice President   Treasurer since      Mr. O'Connor has served in         92                   None(3)
2005 Market Street       and Treasurer       February 17, 2005   various executive capacities
 Philadelphia, PA                                                  at different times at
     19103                                                          Delaware Investments.

June 16, 1957

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.

(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.

(3) Mr. Bishof, Ms. Maestro and Mr. O'Connor also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware
Investments(R)
-----------------------------------
A member of Lincoln Financial Group

This annual report is for the information of Delaware Trend Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Trend Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                           AFFILIATED OFFICERS                      CONTACT INFORMATION

JUDE T. DRISCOLL                            MICHAEL P. BISHOF                        INVESTMENT MANAGER
Chairman                                    Senior Vice President and                Delaware Management Company,
Delaware Investments Family of Funds        Chief Financial Officer                  a Series of Delaware Management Business Trust
Philadelphia, PA                            Delaware Investments Family of Funds     Philadelphia, PA
THOMAS L. BENNETT                           Philadelphia, PA
Private Investor                                                                     NATIONAL DISTRIBUTOR
Rosemont, PA                                RICHELLE S. MAESTRO                      Delaware Distributors, L.P.
                                            Executive Vice President,                Philadelphia, PA
JOHN A. FRY                                 Chief Legal Officer and Secretary
President                                   Delaware Investments Family of Funds     SHAREHOLDER SERVICING, DIVIDEND
Franklin & Marshall College                 Philadelphia, PA                         DISBURSING AND TRANSFER AGENT
Lancaster, PA                                                                        Delaware Service Company, Inc.
                                            JOHN J. O'CONNOR                         2005 Market Street
ANTHONY D. KNERR                            Senior Vice President and Treasurer      Philadelphia, PA 19103-7094
Managing Director                           Delaware Investments Family of Funds
Anthony Knerr & Associates                  Philadelphia, PA                         FOR SHAREHOLDERS
New York, NY                                                                         800 523-1918

LUCINDA S. LANDRETH                                                                  FOR SECURITIES DEALERS AND FINANCIAL
Former Chief Investment Officer                                                      INSTITUTIONS REPRESENTATIVES ONLY
Assurant, Inc.                                                                       800 362-7500
Philadelphia, PA
                                                                                     WEB SITE
ANN R. LEVEN                                                                         www.delawareinvestments.com
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON                           Delaware Investments is the marketing name for Delaware Management Holdings, Inc.
President and Chief Executive Officer       and its subsidiaries.
MLM Partners, Inc.
Minneapolis, MN                             +------------------------------------------------------------------------------------+
                                            |  The Fund files its complete schedule of portfolio holdings with the Securities    |
JANET L. YEOMANS                            |  and Exchange Commission for the first and third quarters of each fiscal year on   |
Vice President/Mergers & Acquisitions       |  Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and      |
3M Corporation                              |  procedures that the Fund uses to determine how to vote proxies (if any) relating  |
St. Paul, MN                                |  to portfolio securities is available without charge (i) upon request, by calling  |
                                            |  800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com;  |
J. RICHARD ZECHER                           |  and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms    |
Founder                                     |  N-Q may be reviewed and copied at the Commission's Public Reference Room in       |
Investor Analytics                          |  Washington, DC; information on the operation of the Public Reference Room may be  |
Scottsdale, AZ                              |  obtained by calling 1-800-SEC-0330.                                               |
                                            |                                                                                    |
                                            |  Information (if any) regarding how the Fund voted proxies relating to portfolio   |
                                            |  securities during the most recently disclosed 12-month period ended June 30 is    |
                                            |  available without charge (i) through the Fund's Web site at                       |
                                            |  http://www.delawareinvestments.com; and (ii) on the Commission's Web site at      |
                                            |  http://www.sec.gov.                                                               |
                                            +------------------------------------------------------------------------------------+

(9589)                                                                                                          Printed in the USA
AR-003 [6/05] IVES 8/05                                                                                       MF-05-07-306 PO10292

Item 2.  Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3.  Audit Committee Financial Expert

         The registrant's Board of Trustees/Directors has determined that each member of the registrant's Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

         a. An understanding of generally accepted accounting principles and financial statements;

         b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

         c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

         d. An understanding of internal controls and procedures for financial reporting; and

         e. An understanding of audit committee functions.

An "audit committee financial expert" shall have acquired such attributes through:

         a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

         b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

         c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

         d. Other relevant experience.

         The registrant's Board of Trustees/Directors has also determined that each member of the registrant's Audit Committee is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The names of the audit committee financial experts on the registrant's Audit Committee are set forth below:

         Thomas L. Bennett (1)
         Thomas F. Madison
         Janet L. Yeomans (1)
         J. Richard Zecher

Item 4. Principal Accountant Fees and Services

         (a) Audit fees.
             -----------

         The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $83,900 for the fiscal year ended June 30, 2005.

         The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $60,850 for the fiscal year ended June 30, 2004.

         (b) Audit-related fees.
             -------------------

         The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended June 30, 2005.

The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the financial statements of the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $159,700 for the registrant's fiscal year ended June 30, 2005. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; issuance of agreed upon procedures reports to the Registrant's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the Registrant; and preparation of Report on Controls Placed in Operation and Tests of Operating Effectiveness Relating to the Retirement Plan Services Division ("SAS 70 report").

         The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended June 30, 2004.


--------------
(1) The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on "other relevant experience." The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers. The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

         The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the financial statements of the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $167,700 for the registrant's fiscal year ended June 30, 2004. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; issuance of agreed upon procedures reports to the Registrant's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the Registrant; and preparation of Report on Controls Placed in Operation and Tests of Operating Effectiveness Relating to the Retirement Plan Services Division ("SAS 70 report").

         (c) Tax fees.
             ---------

         The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant were $16,500 for the fiscal year ended June 30, 2005. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax return and review of annual excise distribution calculation.

         The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended June 30, 2005.

         The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant were $10,750 for the fiscal year ended June 30, 2004. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax return and review of annual excise distribution calculation.

         The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended June 30, 2004.

         (d) All other fees.
             ---------------

         The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended June 30, 2005.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant's independent auditors to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended June 30, 2005.

         The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended June 30, 2004.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant's independent auditors to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended June 30, 2004.

         (e) The registrant's Audit Committee has not established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X.

         (f) Not applicable.

         (g) The aggregate non-audit fees billed by the registrant's independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $347,560 and $387,009 for the registrant's fiscal years ended June 30, 2005 and June 30, 2004, respectively.

         (h) In connection with its selection of the independent auditors, the registrant's Audit Committee has considered the independent auditors' provision of non-audit services to the registrant's investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

         Not applicable.

    (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

    (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.


NAME OF REGISTRANT:

         Jude T. Driscoll
---------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    September 6, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
---------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    September 6, 2005


         Michael P. Bishof
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    September 6, 2005